                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

     File No. 33-14567

     Pre-Effective Amendment No.                                    [ ]

     Post-Effective Amendment No. 42                                [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

     File No. 811-5188

     Amendment No. 42                                              [X]

                        (Check appropriate box or boxes.)

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
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               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR KANSAS CITY, MO 64111
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                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering: May 1, 2005

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [x] on (May 1, 2005) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century Investments
prospectus

CLASS I

VP Balanced Fund

May 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for the equity portion of VP Balanced, the portfolio managers select primarily from the largest 1,500 publicly traded U.S. companies.
The fixed-income portion of the fund is invested in a diversified portfolio of high-grade securities. A more detailed description of the fund's investment strategies begins on page X.

The fund's principal risks include

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS(1)

The following bar chart shows the performance of the fund's Class I shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP BALANCED - CLASS I

2004              9.78%
2003             19.46%
2002             -9.56%
2001             -3.54%
2000             -2.65%
1999             10.06%
1998             15.77%
1997             15.81%
1996             12.21%
1995             21.12%

(1)  FROM OCTOBER 1, 1998 THROUGH NOVEMBER 16, 1998, ALL OR A PORTION OF VP
     BALANCED'S MANAGEMENT FEE WAS WAIVED. AS A RESULT, THE FUND'S RETURNS ARE
     HIGHER THAN THEY WOULD HAVE BEEN HAD THE WAIVER NOT BEEN IN EFFECT.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                         HIGHEST                               LOWEST

VP Balanced              12.16% (2Q 1997)                      -8.79% (3Q 2002)
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AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

CLASS I

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004      1 YEAR    5 YEARS    10 YEARS

VP Balanced(1)                                      9.78%     2.18%       8.36%

Blended Index(2)                                    8.30%     1.98%      10.66%
  (reflects no deduction for fees,
  expenses or taxes)

S&P 500 Index                                      10.88%    -2.30%      12.07%
  (reflects no deduction for fees,
  expenses or taxes)

Lehman Brothers Aggregate Bond Index                4.34%     7.71%       7.72%
  (reflects no deduction for fees,
  expenses or taxes)

(1)  FROM OCTOBER 1, 1998 THROUGH NOVEMBER 16, 1998, ALL OR A PORTION OF VP
     BALANCED'S MANAGEMENT FEE WAS WAIVED. AS A RESULT, THE FUND'S RETURNS ARE
     HIGHER THAN THEY WOULD HAVE BEEN HAD THE WAIVER NOT BEEN IN EFFECT.

(2)  THE BLENDED INDEX IS A COMBINATION OF TWO WIDELY KNOWN INDICES IN
     PROPORTION TO THE APPROXIMATE ASSET MIX OF THE FUND. ACCORDINGLY, 60% OF
     THE BLENDED INDEX CONSISTS OF THE PERFORMANCE OF THE S&P 500 INDEX, WHICH
     REPRESENTS THE EQUITY PORTION OF THE FUND, AND 40% OF THE BLENDED INDEX
     CONSISTS OF THE LEHMAN BROTHERS AGGREGATE BOND INDEX, WHICH REPRESENTS THE
     FIXED-INCOME PORTION.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               MANAGEMENT   DISTRIBUTION AND       OTHER        TOTAL ANNUAL FUND
               FEE(1)       SERVICE (12B-1) FEES   EXPENSES(2)  OPERATING EXPENSES
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VP BALANCED

   Class I     0.90%            None                0.00%              0.90%
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(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
     DECREASE.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR. SEE The Investment
     Advisor UNDER Management FOR AN EXPLANATION OF STRATEGY ASSETS.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you .
.. .

o  invest $10,000 in the fund

o   redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                         1 YEAR        3 YEARS        5 YEARS        10 YEARS

VP Balanced Fund          $92            $286           $497           $1,104
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OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

For the equity portion of the VP Balanced portfolio, the portfolio managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the portfolio managers rank stocks, primarily the 1,500 largest publicly traded companies in the United
States (measured by the value of their stock), from most attractive to least attractive. These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 Index without taking on significant additional risk.

The fixed-income portion of the fund's portfolio is invested primarily in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. Up to 20% of the fixed-income portion may be invested in securities rated in the fourth category, and up to 15% may be invested in securities rated in the fifth category. Under normal market conditions, the
WEIGHTED AVERAGE MATURITY for the fixed-income portfolio will be in the three-
to 10-year range.

               WEIGHTED AVERAGE MATURITY IS A TOOL THE PORTFOLIO MANAGERS USE TO
          APPROXIMATE THE REMAINING TERM TO MATURITY OF A FUND'S INVESTMENT
          PORTFOLIO. GENERALLY, THE LONGER A FUND'S WEIGHTED AVERAGE MATURITY,
          THE MORE SENSITIVE IT IS TO CHANGES IN INTEREST RATES.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the equity portion of the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

The fund may invest a portion of its assets in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Not all of these
U.S. government securities are backed by the full faith and credit of the U.S.
government as to payment of interest and repayment of principal. Some are backed by the right of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the agency or instrumentality. The fund may invest in securities, including mortgage-backed securities, issues or guaranteed by U.S.
government agencies or instrumentalities, including the Government National
Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association
("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the
Federal Home Loan Bank ("FHLB"), and the Tennessee Valley Authority ("TVA").
These securities may include participation interests in pools of mortgage loans originated by the U.S. government or private lenders and guaranteed by U.S.
government agencies or instrumentalities such as Ginnie Mae, Fannie Mae and
Freddie Mac. Guarantees by other agencies or instrumentalities of the U.S.
government, such as Fannie Mae, Freddie Mac, FHLB and TVA are not backed by the full faith and credit of the U.S. government, although Fannie Mae, Freddie Mac,
FHLB and TVA are authorized to borrow from the U.S. Treasury to meet their obligations.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks, bonds and other securities it owns.

o    The value of the individual equity securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

o    The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline. The interest rate risk is higher for the fixed-income portion of the fund than for funds that have a shorter weighted average maturity, such as money market and short-term bond funds.

The lowest rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher-rated bonds.

               FIXED-INCOME SECURITIES ARE RATED BY NATIONALLY RECOGNIZED
          SECURITIES RATING ORGANIZATIONS (SROS), SUCH AS MOODY'S AND STANDARD &
          POOR'S. EACH SRO HAS ITS OWN SYSTEM FOR CLASSIFYING SECURITIES, BUT
          EACH TRIES TO INDICATE A COMPANY'S ABILITY TO MAKE TIMELY PAYMENTS OF
          INTEREST AND PRINCIPAL. A DETAILED DESCRIPTION OF SROS, THEIR RATINGS
          SYSTEMS AND WHAT WE DO IF A SECURITY ISN'T RATED IS INCLUDED IN THE
          STATEMENT OF ADDITIONAL INFORMATION.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Because the equity portion of the fund uses quantitative management techniques to try to achieve a total return that exceeds the total return of the S&P 500
Index, its performance will correlate to the index's performance. If the index goes down, it is likely that the fund's performance will go down.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004                CLASS I
--------------------------------------------------------------------------------
VP Balanced Fund                                                         .90%
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THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

EQUITY

WILLIAM MARTIN

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has served on the management team since May 1992. He joined American Century in 1989 and has a degree from the University of Illinois. He is a CFA charterholder.

JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team since November 1998. He joined American Century as a portfolio manager in January 1988. He has a bachelor's degree in business economics from the University of California-Santa Barbara and an MBA in finance and economics from Northwestern University. He is a CFA charterholder.

THOMAS P. VAIANA

Mr. Vaiana, Portfolio Manager, has been a member of the team since February
2001. He joined American Century in February 1997 and became a portfolio manager in August 2000. He has a bachelor's degree in business finance from California
State University.

FIXED INCOME

ALEJANDRO H. AGUILAR

Mr. Aguilar, Vice President and Senior Portfolio Manager, has been a member of the team since October 2003. He joined American Century in October 2003. Prior to joining American Century, he was an investment officer with CalPERS from July
2002 to September 2003 and director of portfolio management at TIAA-CREF from
May 1997 to April 2002. He has a bachelor's degree in economics from the
University of California - Berkeley and an MBA from the University of Michigan.
He is a CFA charterholder.

ROBERT V. GAHAGAN

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team since October 1991. He joined American Century in 1983 and became a portfolio manager in August 1991. He has a bachelor's degree in economics and an MBA from the University of Missouri - Kansas City.

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team since June 1995. He joined American Century in November 1990 and became a portfolio manager in 1994. He has a bachelor of arts from the University of
Delaware and an MPA from Syracuse University. He is a CFA charterholder.

BRIAN HOWELL

Mr. Howell, Vice President and Portfolio Manager, has been a member of the team since January 1996. He joined American Century in 1988 and became a portfolio manager in January 1996. He has a bachelor's degree in mathematics/statistics and an MBA from the University of California - Berkeley.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the
Municipal Bond team since May 1991, when he joined American Century as a municipal portfolio manager. He has a bachelor's degree in economics from Boston
University and an MBA in finance from the University of Delaware.

JOHN F. WALSH

Mr. Walsh, Vice President and Portfolio Manager, has been a member of the team since January 1999. He joined American Century in February 1996 and became a portfolio manager in September 1997. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton
University.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Balanced has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board. The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights  have been audited by Deloitte  &  Touche LLP. The fund's Report of Independent Registered Public Accounting Firm and the financial statements  are included in the fund's annual  report,  which is available  upon request.

VP Balanced - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                  CLASS I
--------------------------------------------------------------------------------
                             2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $6.74      $5.81      $6.59      $7.27      $7.79
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.13       0.11       0.16       0.17       0.20
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.52       0.98      (0.77)     (0.42)     (0.40)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.65       1.09      (0.61)     (0.25)     (0.20)
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.11)     (0.16)     (0.17)     (0.20)     (0.20)
-------------------------
  From Net
  Realized Gains               --         --         --       (0.23)     (0.12)
--------------------------------------------------------------------------------
  Total Distributions        (0.11)     (0.16)     (0.17)     (0.43)     (0.32)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $7.28      $6.74      $5.81      $6.59      $7.27
================================================================================
  TOTAL RETURN(1)             9.78%     19.46%     (9.56)%    (3.54)%    (2.65)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.90%      0.90%      0.90%      0.90%      0.90%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.80%      1.85%      2.43%      2.41%      2.51%
-------------------------
Portfolio Turnover Rate        205%       142%       109%       112%        96%
-------------------------
Net Assets, End of Period
(in thousands)             $220,449   $214,841   $181,445   $227,516   $258,536
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42189

Your
American Century Investments
prospectus

CLASS I

VP Income & Growth Fund

May 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

VP Income & Growth seeks capital growth by investing in common stocks.
Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for VP Income & Growth, the portfolio managers select primarily from the 1,500 largest publicly traded U.S. companies. The managers use quantitative, computer-driven models to construct the portfolio of stocks for the fund. A more detailed description of the fund's investment strategies begins on page X.

The fund's principal risks include

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Class I shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP INCOME & GROWTH FUND -- CLASS I

2004       12.99%
2003       29.35%
2002      -19.37%
2001       -8.35%
2000      -10.62%
1999       18.02%
1998       26.87%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                   HIGHEST                          LOWEST

VP Income & Growth               21.69% (4Q 1998)           -17.07% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Class I shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

CLASS I

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004      1 YEAR   5 YEARS   LIFE OF CLASS(1)

VP Income & Growth                                 12.99%    -0.70%      6.38%

S&P 500 Index                                      10.88%    -2.30%      5.74%
  (reflects no deduction for fees,
  expenses or taxes)

(1)  THE INCEPTION DATE FOR VP INCOME & GROWTH IS OCTOBER 30, 1997.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      MANAGEMENT   DISTRIBUTION AND       OTHER        TOTAL ANNUAL FUND
                      FEE(1)       SERVICE (12B-1) FEES   EXPENSES(2)  OPERATING EXPENSES
------------------------------------------------------------------------------------------
VP INCOME & GROWTH

   Class I             0.70%             None              0.00%              0.70%
------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course your actual costs may be higher or lower. Assuming you .
.. .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                               1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
VP INCOME & GROWTH

   Class I                       $71         $224        $389        $868
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

VP Income & Growth seeks capital growth by investing in common stocks.
Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the portfolio managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The managers also attempt to create a dividend yield for the fund that will be greater than that of the S&P 500.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund's performance will be closely tied to the performance of its benchmark.
If the fund's benchmark goes down, it is likely the fund's performance will go down.

Although current income is an objective for the fund, if the stocks that make up its benchmark do not have a high dividend yield, then the fund's dividend yield will not be high.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on the fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on the fund's performance as assets grow.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the quantitative style used by the fund and/or the stocks contained in the fund's benchmark, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004                CLASS I
--------------------------------------------------------------------------------
VP Income & Growth Fund                                                  .70%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

KURT BORGWARDT

Mr. Borgwardt, Senior Vice President and Senior Portfolio Manager, has been a member of the team since the fund's inception. He joined American Century in
August 1990 and also has managed the quantitative equity research effort. He became a portfolio manager in March 1998. He has a bachelor of arts from
Stanford University and an MBA with a specialization in finance from the
University of Chicago. He is a CFA charterholder.

JOHN SCHNIEDWIND

Mr. Schniedwind, Chief Investment Officer - Quantitative Equity, has been a member of the team since the fund's inception. He joined American Century in
1982 and also supervises other portfolio management teams. He became a portfolio manager in June 1997. He has degrees from Purdue University and an MBA in finance from the University of California-Berkeley. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Income & Growth has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Class I (the original class),
Class II and Class III. The shares offered by this prospectus are Class I shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class III have the same fees and expenses, with one exception. Class
III shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. Class II shares have different fees and expenses.
The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                  CLASS I
--------------------------------------------------------------------------------
                             2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $6.57      $5.16      $6.46      $7.11      $8.00
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.14(1)    0.10(1)    0.08(1)    0.06       0.05
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.71       1.38      (1.32)     (0.65)     (0.90)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.85       1.48      (1.24)     (0.59)     (0.85)
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.10)     (0.07)     (0.06)     (0.06)     (0.04)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $7.32      $6.57      $5.16      $6.46      $7.11
================================================================================
  TOTAL RETURN(2)            12.99%     29.35%    (19.37)%    (8.35)%   (10.62)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.70%      0.70%      0.70%      0.70%      0.70%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    2.08%      1.78%      1.32%      1.05%      0.93%
-------------------------
Portfolio Turnover Rate         75%        71%        72%        56%        58%
-------------------------
Net Assets, End of Period
(in thousands)             $805,904   $826,785   $614,424   $701,274   $648,120
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42192

Your
American Century Investments
prospectus

CLASS II

VP Income & Growth Fund

MAY 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND......................................................X

FUND PERFORMANCE HISTORY.....................................................X

FEES AND EXPENSES............................................................X

OBJECTIVES, STRATEGIES AND RISKS.............................................X

MANAGEMENT...................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES.........................................X

MULTIPLE CLASS INFORMATION...................................................X

FINANCIAL HIGHLIGHTS.........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

VP Income & Growth seeks capital growth by investing in common stocks.
Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for VP Income & Growth, the portfolio managers select primarily from the 1,500 largest publicly traded U.S. companies. The managers use quantitative, computer-driven models to construct the portfolio of stocks for the fund. A more detailed description of the fund's investment strategies begins on page X.

The fund's principal risks include

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Class II shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP INCOME & GROWTH-CLASS II

2004     12.57%
2003     29.19%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                             HIGHEST                         LOWEST

VP Income & Growth          16.16% (2Q 2003)                -3.70% (1Q 2003)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Class
II shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

CLASS II

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR     LIFE OF CLASS(1)

VP Income & Growth                                   12.57%          7.21%

S&P 500 Index                                        10.88%          6.40%(2)
   (reflects no deduction for fees,
   expenses or taxes)

(1)  The inception date for VP Income & Growth Class II is May 1, 2002.

(2)  Since April 30, 2002, the date closest to the class's inception for which data is available.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       MANAGEMENT   DISTRIBUTION AND SERVICE  OTHER        TOTAL ANNUAL FUND
                       FEE(1)       (12B-1) FEES(2)           EXPENSES(3)  OPERATING EXPENSES
---------------------------------------------------------------------------------------------
VP INCOME & GROWTH

   Class II             0.70%              0.25%                0.00%           0.95%
---------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  THE 12B-1 FEE IS USED TO COMPENSATE INSURANCE COMPANIES FOR DISTRIBUTION
     AND OTHER SHAREHOLDER SERVICES. FOR MORE INFORMATION, SEE Service Fees and
     Distribution Fees, PAGE X.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                1 YEAR      3 YEARS       5 YEARS      10 YEARS
VP INCOME & GROWTH

   Class II                     $97         $302          $524         $1,162
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

VP Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the portfolio managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The managers also attempt to create a dividend yield for the fund that will be greater than that of the S&P 500.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund's performance will be closely tied to the performance of its benchmark.
If the fund's benchmark goes down, it is likely the fund's performance will go down.

Although current income is an objective for the fund, if the stocks that make up its benchmark do not have a high dividend yield, then the fund's dividend yield will not be high.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on the fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on the fund's performance as assets grow.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the quantitative style used by the fund and/or the stocks contained in the fund's benchmark, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004            CLASS II
--------------------------------------------------------------------------------
VP Income & Growth Fund                                              .70%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

KURT BORGWARDT

Mr. Borgwardt, Senior Vice President and Senior Portfolio Manager, has been a member of the team since the fund's inception. He joined American Century in
August 1990 and also has managed the quantitative equity research effort. He became a portfolio manager in March 1998. He has a bachelor of arts from
Stanford University and an MBA with a specialization in finance from the
University of Chicago. He is a CFA charterholder.

JOHN SCHNIEDWIND

Mr. Schniedwind, Chief Investment Officer - Quantitative Equity, has been a member of the team since the fund's inception. He joined American Century in
1982 and also supervises other portfolio management teams. He became a portfolio manager in June 1997. He has degrees from Purdue University and an MBA in finance from the University of California-Berkeley. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Income & Growth has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market. With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Class I (the original class),
Class II and Class III. The shares offered by this prospectus are Class II shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class III have the same fees and expenses, with one exception. Class
III shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. Class II shares have different fees and expenses.
The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

RULE 12B-1 FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Class II shares have a 12b-1 Plan. Under the Plan, the fund's Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION PLAN in the
statement of additional information.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            CLASS II
--------------------------------------------------------------------------------
                                                   2004       2003      2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $6.56      $5.15      $6.22
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(2)                          0.13       0.09       0.05
------------------------------------------
  Net Realized and Unrealized Gain (Loss)           0.69       1.39      (1.12)
--------------------------------------------------------------------------------
  Total From Investment Operations                  0.82       1.48      (1.07)
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                       (0.08)     (0.07)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $7.30      $6.56      $5.15
================================================================================
  TOTAL RETURN(3)                                  12.57%     29.19%    (17.20)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                               0.95%      0.95%    0.95%(4)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                               1.83%      1.53%    1.42%(4)
------------------------------------------
Portfolio Turnover Rate                               75%        71%      72%(5)
------------------------------------------
Net Assets, End of Period (in thousands)          $25,218    $14,370      $1,533
--------------------------------------------------------------------------------

(1) May 1, 2002 (commencement of sale) through December 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42203

Your
American Century Investments
prospectus

CLASS III

VP Income & Growth Fund

MAY 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND...................................................... X

FUND PERFORMANCE HISTORY..................................................... X

FEES AND EXPENSES............................................................ X

OBJECTIVES, STRATEGIES AND RISKS............................................. X

MANAGEMENT................................................................... X

SHARE PRICE, DISTRIBUTIONS AND TAXES......................................... X

MULTIPLE CLASS INFORMATION................................................... X

FINANCIAL HIGHLIGHTS......................................................... X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

VP Income & Growth seeks capital growth by investing in common stocks.
Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for VP Income & Growth, the portfolio managers select primarily from the 1,500 largest publicly traded U.S. companies. The managers use quantitative, computer-driven models to construct the portfolio of stocks for the fund. A more detailed description of the fund's investment strategies begins on page X.

The fund's principal risks include

o    Market Risk - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    Price Volatility - The value of a fund's shares may fluctuate significantly in the short term.

o    Principal Loss - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Class III shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP INCOME & GROWTH FUND- CLASS III

2004     12.99%
2003     29.35%

THE HIGHEST AND LOWEST QUARTERLY RETURNS FOR THE PERIOD REFLECTED IN THE BAR
CHART ARE:

                                 HIGHEST                           LOWEST

VP Income & Growth             16.36% (2Q 2003)               -3.72% (1Q 2003)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Class
III shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

CLASS III

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004       1 YEAR     LIFE OF CLASS(1)

VP Income & Growth                                  12.99%     12.33%

S&P 500 Index                                       10.88%     10.30%(2)
  (reflects no deduction for fees,
  expenses or taxes)

(1)  THE INCEPTION DATE FOR VP INCOME & GROWTH CLASS III IS JUNE 26, 2002.

(2)  SINCE JUNE 27, 2002, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Class III shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. The redemption fee is charged as a percentage of the amount redeemed or exchanged. For an explanation of other fees that may be charged, see your separate account prospectus. Shares held more than
60 days are not subject to a redemption fee.

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       MANAGEMENT   DISTRIBUTION AND      OTHER        TOTAL ANNUAL FUND
                       FEE(1)       SERVICE (12B-1) FEES  EXPENSES(2)  OPERATING EXPENSES
------------------------------------------------------------------------------------------
VP INCOME & GROWTH

   Class III           0.70 %              None             0.00%            0.70%
------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
     DECREASE. SEE THE INVESTMENT ADVISOR UNDER MANAGEMENT FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you .
.. .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
VP INCOME & GROWTH

   Class III                   $71         $224         $389         $868
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

VP Income & Growth seeks capital growth by investing in common stocks.
Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the portfolio managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The managers also attempt to create a dividend yield for the fund that will be greater than that of the S&P 500.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund's performance will be closely tied to the performance of its benchmark.
If the fund's benchmark goes down, it is likely the fund's performance will go down.

Although current income is an objective for the fund, if the stocks that make up its benchmark do not have a high dividend yield, then the fund's dividend yield will not be high.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on the fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on the fund's performance as assets grow.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the quantitative style used by the fund and/or the stocks contained in the fund's benchmark, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004             CLASS III
--------------------------------------------------------------------------------
VP Income & Growth Fund                                                .70%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

KURT BORGWARDT

Mr. Borgwardt, Senior Vice President and Senior Portfolio Manager, has been a member of the team since the fund's inception. He joined American Century in
August 1990 and also has managed the quantitative equity research effort. He became a portfolio manager in March 1998. He has a bachelor of arts from
Stanford University and an MBA with a specialization in finance from the
University of Chicago. He is a CFA charterholder.

JOHN SCHNIEDWIND

Mr. Schniedwind, Chief Investment Officer - Quantitative Equity, has been a member of the team since the fund's inception. He joined American Century in
1982 and also supervises other portfolio management teams. He became a portfolio manager in June 1997. He has degrees from Purdue University and an MBA in finance from the University of California-Berkeley. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Income & Growth has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges unless your shares are redeemed or exchanged within 60 days after your purchase, as described below. In addition, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

If you redeem or exchange your shares of the fund within 60 days of their purchase, you will pay a redemption fee of 1.0% of the value of the shares redeemed or exchanged. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The redemption fee is retained by the fund and helps cover transaction fees and other costs that long-term investors may bear due to short-term trading.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. As a heightened measure for the fund, the board has approved the imposition of a redemption fee for redemption of shares within a specified number of days of purchase. See SHAREHOLDER FEES, page x, for a complete description of the redemption fee applicable to the fund. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Class I (the original class),
Class II and Class III. The shares offered by this prospectus are Class III shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class III have the same fees and expenses, with one exception. Class
III shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. Class II shares have different fees and expenses.
The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    Total Return - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    Expense Ratio - the operating expenses of the fund as a percentage of average net assets

o    Net Income Ratio - the net investment income of the fund as a percentage of average net assets

o    Portfolio Turnover - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           CLASS III
--------------------------------------------------------------------------------
                                                   2004       2003      2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $6.57      $5.16      $5.63
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(2)                          0.15       0.11       0.04
------------------------------------------
  Net Realized and Unrealized Gain (Loss)           0.70       1.37      (0.51)
--------------------------------------------------------------------------------
  Total From Investment Operations                  0.85       1.48      (0.47)
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                       (0.10)     (0.07)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $7.32      $6.57      $5.16
================================================================================
  TOTAL RETURN(3)                                  12.99%     29.35%     (8.35)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                               0.70%      0.70%    0.70%(4)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                               2.08%      1.75%    1.63%(4)
------------------------------------------
Portfolio Turnover Rate                               75%        71%      72%(5)
------------------------------------------
Net Assets, End of Period (in thousands)           $3,683     $1,669        $376
--------------------------------------------------------------------------------

(1) June 26, 2002 (commencement of sale) through December 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42212

Your
American Century Investments
prospectus

CLASS I

VP Large Company Value Fund

May 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

This fund seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

In selecting stocks for VP Large Company Value, the portfolio managers look for companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. A more detailed description of the fund's investment strategy begins on page X.

VP Large Company Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Index.

The fund's principal risks include

o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

o    STYLE RISK - If the fund's investment style is out of favor with the market, the fund's performance may suffer.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

Because the fund is new, its performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                          MANAGEMENT   DISTRIBUTION AND       OTHER        TOTAL ANNUAL FUND
                          FEE(1)       SERVICE (12B-1) FEES   EXPENSES(2)  OPERATING EXPENSES
---------------------------------------------------------------------------------------------
VP LARGE COMPANY VALUE

   Class I                 0.90%            None               0.00%           0.90%
---------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you.
.. .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR       3 YEARS       5 YEARS        10 YEARS
--------------------------------------------------------------------------------
VP LARGE COMPANY VALUE

   Class I                  $92          $286          $497           $1,104
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in U.S. equity securities at all times. When the managers believe it is prudent, the fund may invest a portion of its assets in domestic and foreign convertible securities, equity-equivalent securities, debt securities of companies, debt obligations of governments and their agencies, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

VP Large Company Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Index.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. securities, the fund may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004              CLASS I
--------------------------------------------------------------------------------
VP Large Company Value Fund                                            .90%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

BRENDAN HEALY

Mr. Healy, Vice President and Portfolio Manager, has been a member of the team that manages VP Large Company Value since its inception. He joined American
Century in April 2000 and became a portfolio manager in February 2004. He has a bachelor's degree in mechanical engineering from the University of Arizona and an MBA from the University of Texas-Austin. He is a CFA charterholder.

MARK MALLON

Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages VP Large Company Value since its inception. He joined American Century in April 1997 as a portfolio manager. From August 1978 until he joined American Century in April 1997, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief
Executive Officer of Federated Investment Counseling and Executive Vice
President of Federated Research Corporation since January 1990. Mr. Mallon has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a CFA charterholder.

CHARLES RITTER

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Large Company Value since its inception. He joined
American Century in December 1998 as a portfolio manager. Before joining
American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from
Carnegie Mellon University. He also has an MBA from the University of Chicago.
He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Large Company Value has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers two classes of the fund: Class I and Class II. The shares offered by this prospectus are Class I shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class II shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance.
For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878.Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c)
each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      CLASS I
--------------------------------------------------------------------------------
                                                                      2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.61
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
  Net Investment Income(2)                                              0.01
------------------------------------------------------------------
  Net Realized and Unrealized Gain                                      0.23
--------------------------------------------------------------------------------
  Total From Investment Operations                                      0.24
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
  From Net Investment Income                                           (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $10.79
================================================================================
  TOTAL RETURN(3)                                                       2.29%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                    0.90%(4)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                 0.64%(4)
------------------------------------------------------------------
Portfolio Turnover Rate                                                 3%(5)
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $400
--------------------------------------------------------------------------------

(1) December 1, 2004 (commencement of sale) through December 31, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period October 29, 2004 (fund inception) through December
    31, 2004.

NOTES

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42197

Your
American Century Investments
prospectus

CLASS II

VP Large Company Value Fund

May 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

This fund seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

In selecting stocks for VP Large Company Value, the portfolio managers look for companies whose stock price may not reflect the companies' value The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. A more detailed description of the fund's investment strategy begins on page X.

VP Large Company Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Index.

The fund's principal risks include

o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

o    STYLE RISK - If the fund's investment style is out of favor with the market, the fund's performance may suffer.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

Because the fund is new, its performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                         MANAGEMENT  DISTRIBUTION AND         OTHER        TOTAL ANNUAL FUND
                         FEE(1)      SERVICE (12B-1) FEES(2)  EXPENSES(3)  OPERATING EXPENSES
---------------------------------------------------------------------------------------------
VP LARGE COMPANY VALUE

   Class II               0.80%             0.25%              0.00%            1.05%
---------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  THE 12B-1 FEE IS USED TO COMPENSATE INSURANCE COMPANIES FOR DISTRIBUTION
     AND OTHER SHAREHOLDER SERVICES. FOR MORE INFORMATION, SEE SERVICE FEES AND
     DISTRIBUTION FEES, PAGE X.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or your variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course, your actual costs may be higher or lower.
Assuming you. . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR      3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
VP LARGE COMPANY VALUE

   Class II                    $107        $333          $577          $1,277
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in U.S. equity securities at all times. When the managers believe it is prudent, the fund may invest a portion of its assets in domestic and foreign convertible securities, equity-equivalent securities, debt securities of companies, debt obligations of governments and their agencies, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

VP Large Company Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Index.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. securities, the fund may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004             CLASS II
--------------------------------------------------------------------------------
VP Large Company Value                                               .80%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

BRENDAN HEALY

Mr. Healy, Vice President and Portfolio Manager, has been a member of the team that manages VP Large Company Value since its inception. He joined American
Century in April 2000 and became a portfolio manager in February 2004. He has a bachelor's degree in mechanical engineering from the University of Arizona and an MBA from the University of Texas-Austin. He is a CFA charterholder.

MARK MALLON

Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages VP Large Company Value since its inception. He joined American Century in April 1997 as a portfolio manager. From August 1978 until he joined American Century in April 1997, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief
Executive Officer of Federated Investment Counseling and Executive Vice
President of Federated Research Corporation since January 1990. Mr. Mallon has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a CFA charterholder.

CHARLES RITTER

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Large Company Value since its inception. He joined
American Century in December 1998 as a portfolio manager. Before joining
American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from
Carnegie Mellon University. He also has an MBA from the University of Chicago.
He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Large Company Value has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers two classes of the fund: Class I and Class II. The shares offered by this prospectus are Class II shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance.
For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

RULE 12B-1 FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Class II shares have a 12b-1 Plan. Under the Plan, the fund's Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION PLAN in the
statement of additional information.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP Large Company Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      CLASS II
--------------------------------------------------------------------------------
                                                                       2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------------
  Net Investment Income(2)                                                0.04
---------------------------------------------------------------------
  Net Realized and Unrealized Gain                                        0.81
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.85
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------------------
  From Net Investment Income                                             (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.79
================================================================================
  TOTAL RETURN(3)                                                         8.52%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.05%(4)
---------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   2.44%(4)
---------------------------------------------------------------------
Portfolio Turnover Rate                                                      3%
---------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $1,085
--------------------------------------------------------------------------------

(1) October 29, 2004 (fund inception) through December 31, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

NOTES

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42207

Your
American Century Investments
prospectus

CLASS I

VP Mid Cap Value Fund

May 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATEOR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

VP Mid Cap Value seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for VP Mid Cap Value, the portfolio managers look for companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. A more detailed description of the fund's investment strategies begins on page X.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

Because the fund is new, its performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual returns.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                    MANAGEMENT  DISTRIBUTION AND      OTHER        TOTAL ANNUAL FUND
                    FEE         SERVICE (12B-1) FEES  EXPENSES(1)  OPERATING EXPENSES
-------------------------------------------------------------------------------------
VP MID CAP VALUE

   Class I           1.00%            None              0.00%            1.00%
-------------------------------------------------------------------------------------

(1)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you.
.. .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR       3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
VP MID CAP VALUE

   Class I                  $102         $318           $551          $1,219
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not accurately reflect the companies' value as determined by the portfolio managers. The managers also may consider whether the companies'
securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000 Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Mid Cap
Index.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the fund's assets invested in U.S. equity securities at all times. When the managers believe it is prudent, the fund may invest a portion of its assets in domestic and foreign convertible securities, equity-equivalent securities, debt securities of companies, debt obligations of governments and their agencies, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the fund assumes a defensive position it will not be pursuing its objective of capital growth.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. securities, the fund may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund, the advisor received a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears.

The statement of additional information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004                CLASS I
--------------------------------------------------------------------------------
VP Mid Cap Value Fund                                                   1.00%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer -- Value, Senior Vice President and
Senior Portfolio Manager, has been a member of the team that manages VP Mid Cap
Value since its inception. Prior to joining American Century in 1993, he spent
11 years at Boatmen's Trust Company in St. Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

MICHAEL LISS

Mr. Liss, Vice President and Portfolio Manager, has been a member of team that manages VP Mid Cap Value since its inception. He joined American Century in June
1998 and became a portfolio manager in February 2004. He has a bachelor's degree in accounting and finance from Albright College and an MBA in finance from
Indiana University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages VP Mid Cap Value since its inception. He joined American Century in
August 1993 and became a portfolio manager in February 1999. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Mid Cap Value has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers two classes of shares of the fund: Class I and Class II.
The shares offered by this prospectus are Class I shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class II shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance.
For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       CLASS I
--------------------------------------------------------------------------------
                                                                       2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.80
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------------
   Net Investment Income(2)                                              --(3)
--------------------------------------------------------------------
   Net Realized and Unrealized Gain                                      0.44
--------------------------------------------------------------------------------
   Total From Investment Operations                                      0.44
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------
   From Net Investment Income                                           (0.03)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.21
================================================================================
   TOTAL RETURN(4)                                                       4.08%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.00%(5)
--------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  0.47%(5)
--------------------------------------------------------------------
Portfolio Turnover Rate                                                 46%(6)
--------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $285
--------------------------------------------------------------------------------

(1) December 1, 2004 (commencement of sale) through December 31, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the period October 29, 2004 (inception) through December
    31, 2004.

NOTES

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42199

Your
American Century Investments
prospectus

CLASS II

VP Mid Cap Value Fund

May 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

VP Mid Cap Value seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for VP Mid Cap Value, the portfolio managers look for companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. A more detailed description of the fund's investment strategies begins on page X.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

Because the fund is new, its performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual returns.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                    MANAGEMENT   DISTRIBUTION AND         OTHER        TOTAL ANNUAL FUND
                    FEE          SERVICE (12B-1) FEES(1)  EXPENSES(2)  OPERATING EXPENSES
------------------------------------------------------------------------------------------
VP MID CAP VALUE

   Class II           0.90%             0.25%               0.00%            1.15%
------------------------------------------------------------------------------------------

(1)  THE 12B-1 FEE IS USED TO COMPENSATE INSURANCE COMPANIES FOR DISTRIBUTION
     AND OTHER SHAREHOLDER SERVICES. FOR MORE INFORMATION, SEE SERVICE FEES AND
     DISTRIBUTION FEES, PAGE X.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you.
.. .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR      3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
VP MID CAP VALUE

   Class II                 $117        $364           $630           $1,390
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not accurately reflect the companies' value as determined by the portfolio managers. The managers also may consider whether the companies'
securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000 Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Mid Cap
Index.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the fund's assets invested in U.S. equity securities at all times. When the managers believe it is prudent, the fund may invest a portion of its assets in domestic and foreign convertible securities, equity-equivalent securities, debt securities of companies, debt obligations of governments and their agencies, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the fund assumes a defensive position it will not be pursuing its objective of capital growth.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. securities, the fund may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund, the advisor received a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004                CLASS II
--------------------------------------------------------------------------------
VP Mid Cap Value Fund                                                   .90%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer -- Value, Senior Vice President and
Senior Portfolio Manager, has been a member of the team that manages VP Mid Cap
Value since its inception. Prior to joining American Century in 1993, he spent
11 years at Boatmen's Trust Company in St. Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

MICHAEL LISS

Mr. Liss, Vice President and Portfolio Manager, has been a member of team that manages VP Mid Cap Value since its inception. He joined American Century in June
1998 and became a portfolio manager in February 2004. He has a bachelor's degree in accounting and finance from Albright College and an MBA in finance from
Indiana University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages VP Mid Cap Value since its inception. He joined American Century in
August 1993 and became a portfolio manager in February 1999. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Mid Cap Value has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market. With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers two classes of shares of the fund: Class I and Class II.
The shares offered by this prospectus are Class II shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance.
For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

RULE 12B-1 FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Class II shares have a 12b-1 Plan. Under the Plan, the fund's Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION PLAN in the
statement of additional information.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                      CLASS II
--------------------------------------------------------------------------------
                                                                       2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------------
   Net Investment Income(2)                                              0.02
--------------------------------------------------------------------
   Net Realized and Unrealized Gain                                      1.22
--------------------------------------------------------------------------------
   Total From Investment Operations                                      1.24
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------
   From Net Investment Income                                           (0.03)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.21
================================================================================
   TOTAL RETURN(3)                                                      12.39%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.15%(4)
--------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  0.95%(4)
--------------------------------------------------------------------
Portfolio Turnover Rate                                                    46%
--------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $570
--------------------------------------------------------------------------------

(1) October 29, 2004 (fund inception) through December 31, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

NOTES

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42208

Your
American Century Investments
prospectus

CLASS I

VP Value Fund

May 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

This fund seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

In selecting stocks for VP Value, the portfolio managers look for companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. A more detailed description of the fund's investment strategy begins on page X.

The fund's principal risks include

o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

o    STYLE RISK - If the fund's investment style is out of favor with the market, the fund's performance may suffer.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Class I shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP VALUE - CLASS I

2004              14.33%
2003              28.96%
2002              12.62%
2001              12.82%
2000              18.14%
1999              -0.85%
1998               4.81%
1997              26.08%

The highest and lowest returns for the period reflected in the bar chart are:

                                      HIGHEST                     LOWEST

VP Value                         18.09% (2Q 1999)            -16.20% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Class I shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The
S&P 500 is viewed as a broad measure of U.S. stock performance. The Lipper
Multicap Value Index is an index of multicap value funds that have management styles similar to the fund's. The Russell 3000 Value Index measures the performance of the 3,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values.

CLASS I

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004      1 YEAR   5 YEARS   LIFE OF FUND (1)

VP VALUE                                           14.33%    11.42%       11.28%

S&P 500 Index
  (reflects no deduction for fees,
  expenses or taxes)                               10.88%    -2.30%        9.08%

Lipper Multicap Value Index(2)
  (reflects no deduction for taxes)                14.91%     6.90%        9.80%

Russell 3000 Value Index                           16.94%     6.10%       11.21%
  (refects no deduction for fees,
  expenses or taxes)

(1)  THE INCEPTION DATE FOR VP VALUE CLASS I IS MAY 1, 1996.

(2)  COPYRIGHT 2005 (C)REUTERS. ALL RIGHTS RESERVED. ANY COPYING, REPLICATION OR
     REDISTRIBUTION OF LIPPER CONTENT, INCLUDING BY CACHING, FRAMING OR SIMILAR
     MEANS, IS EXPRESSLY PROHIBITED WITHOUT THE PRIOR WRITTEN CONSENT OF LIPPER.
     LIPPER SHALL NOT BE LIABLE FOR ANY ERRORS OR DELAYS IN THE CONTENT, OR FOR
     ANY ACTIONS TAKEN IN RELIANCE THEREON.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                MANAGEMENT   DISTRIBUTION AND       OTHER          TOTAL ANNUAL FUND
                FEE(1)       SERVICE (12B-1) FEES   EXPENSES(2)    OPERATING EXPENSES
-----------------------------------------------------------------------------------
VP VALUE

   Class I       0.95%            None                0.00%          0.95%
-----------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher.
Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR       3 YEARS       5 YEARS        10 YEARS
--------------------------------------------------------------------------------
VP VALUE FUND

   Class I                   $97          $302          $524           $1,162
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase. Since the fund invests in companies of all sizes on an ongoing basis, it may be best characterized as a multi-capitalization value fund.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the fund's assets invested in U.S. equity securities at all times. When the managers believe it is prudent, the fund may invest a portion of its assets in domestic and foreign convertible securities, equity-equivalent securities, debt securities of companies, debt obligations of governments and their agencies, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.
Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. securities, the fund may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004             CLASS I
--------------------------------------------------------------------------------
VP Value Fund                                                        .93%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer - Value, Senior Vice President and Senior
Portfolio Manager, has been a member of the team that manages VP Value since May
1996. He joined American Century in September 1993 as a portfolio manager. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St.
Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an
MBA from Illinois State University. He is a CFA charterholder.

MICHAEL LISS

Mr. Liss, Portfolio Manager, has been a member of team that manages VP Value since June 1998. He joined American Century in June 1998 and became a senior investment analyst in August 2003 and then became a portfolio manager in
February 2004. He has a bachelor's degree in accounting and finance from
Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Value since October 1996. He joined American Century in
August 1993 and became a portfolio manager in February 1999. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio manages, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Value has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Class I (the original class),
Class II and Class III. The shares offered by this prospectus are Class I shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class III have the same fees and expenses, with one exception. Class
III shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. Class II shares have different fees and expenses.
The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31
------------------------------------------------------------------------------------------------------
                                                                      CLASS I
------------------------------------------------------------------------------------------------------
                                              2004         2003         2002         2001       2000
------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $7.79        $6.12       $7.44        $6.67       $5.95
------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income                       0.09(1)      0.09(1)     0.08(1)      0.08(1)     0.08
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)     1.01         1.65       (0.95)        0.77        0.90
------------------------------------------------------------------------------------------------------
  Total From Investment Operations            1.10         1.74       (0.87)        0.85        0.98
------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                 (0.08)       (0.07)      (0.06)       (0.08)      (0.07)
-----------------------------------------
  From Net Realized Gains                    (0.06)          --       (0.39)          --       (0.19)
------------------------------------------------------------------------------------------------------
  Total Distributions                        (0.14)       (0.07)      (0.45)       (0.08)      (0.26)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $8.75        $7.79       $6.12        $7.44       $6.67
======================================================================================================
  TOTAL RETURN(2)                            14.33%       28.96%     (12.62)%      12.82%      18.14%

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         0.93%        0.95%        0.95%       0.97%       1.00%
-----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                  1.16%        1.37%        1.17%       1.28%       1.81%
-----------------------------------------
Portfolio Turnover Rate                        139%         109%         106%        174%        159%
-----------------------------------------
Net Assets, End of Period
(in thousands)                           $2,248,902   $1,919,580   $1,465,287  $1,424,235    $672,214
------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42191

Your
American Century Investments
prospectus

CLASS II

VP Value Fund

May 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

This fund seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

In selecting stocks for VP Value, the portfolio managers look for companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. A more detailed description of the fund's investment strategy begins on page X.

The fund's principal risks include

o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

o    STYLE RISK - If the fund's investment style is out of favor with the market, the fund's performance may suffer.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Class II shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP VALUE - CLASS II

2004               14.17%
2003               28.81%
2002              -12.81%

The highest and lowest returns for the period reflected in the bar chart are:

                                  HIGHEST                     LOWEST

VP Value                       15.79% (2Q 2003)           -16.20% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Class
II shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The S&P 500 is viewed as a broad measure of U.S. stock performance. The Lipper Multicap Value Index is an index of multicap value funds that have management styles similar to the fund's. The Russell 3000 Value Index measures the performance of the 3,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values.

CLASS II

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR     LIFE OF FUND (1)

VP Value                                             14.17%      8.72%

S&P 500 Index
  (reflects no deduction for fees,
  expenses or taxes)                                 10.88%      2.46%(2)

Lipper Multicap Value Index(3)
  (reflects no deduction for taxes)                  14.91%      6.58%(2)

Russell 3000 Value Index                             16.94%      7.21%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR VP VALUE CLASS II IS AUGUST 14, 2001.

(2)  SINCE AUGUST 16, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION DATE FOR
     WHICH DATA IS AVAILABLE.

(3)  COPYRIGHT 2005 (C)REUTERS. ALL RIGHTS RESERVED. ANY COPYING, REPLICATION OR
     REDISTRIBUTION OF LIPPER CONTENT, INCLUDING BY CACHING, FRAMING OR SIMILAR
     MEANS, IS EXPRESSLY PROHIBITED WITHOUT THE PRIOR WRITTEN CONSENT OF LIPPER.
     LIPPER SHALL NOT BE LIABLE FOR ANY ERRORS OR DELAYS IN THE CONTENT, OR FOR
     ANY ACTIONS TAKEN IN RELIANCE THEREON.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               MANAGEMENT   DISTRIBUTION AND         OTHER         TOTAL ANNUAL FUND
               FEE(1)       SERVICE (12B-1) FEES(2)  EXPENSES(3)   OPERATING EXPENSES
-------------------------------------------------------------------------------------
VP VALUE

   Class II    0.85%             0.25%                 0.00%             1.10%
-------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  THE 12B-1 FEE IS USED TO COMPENSATE INSURANCE COMPANIES FOR DISTRIBUTION
     AND OTHER SHAREHOLDER SERVICES. FOR MORE INFORMATION, SEE SERVICE FEES AND
     DISTRIBUTION FEES, PAGE X.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs maybe higher or lower. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher.
Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
VP VALUE FUND

   Class II                 $112         $349          $604          $1,334
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase. Since the fund invests in companies of all sizes on an ongoing basis, it may be best characterized as a multi-capitalization value fund.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the fund's assets invested in U.S. equity securities at all times. When the managers believe it is prudent, the fund may invest a portion of its assets in domestic and foreign convertible securities, equity-equivalent securities, debt securities of companies, debt obligations of governments and their agencies, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.
Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. securities, the fund may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004              CLASS II
--------------------------------------------------------------------------------
VP Value Fund                                                          .83%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer - Value, Senior Vice President and Senior
Portfolio Manager, has been a member of the team that manages VP Value since May
1996. He joined American Century in September 1993 as a portfolio manager. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St.
Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an
MBA from Illinois State University. He is a CFA charterholder.

MICHAEL LISS

Mr. Liss, Portfolio Manager, has been a member of team that manages VP Value since June 1998. He joined American Century in June 1998 and became a senior investment analyst in August 2003 and then became a portfolio manager in
February 2004. He has a bachelor's degree in accounting and finance from
Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Value since October 1996. He joined American Century in
August 1993 and became a portfolio manager in February 1999. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Value has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Class I (the original class),
Class II and Class III. The shares offered by this prospectus are Class II shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class III have the same fees and expenses, with one exception. Class
III shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. Class II shares have different fees and expenses.
The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

RULE 12B-1 FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Class II shares have a 12b-1 Plan. Under the Plan, the fund's Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION PLAN in the
statement of additional information.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                     CLASS II
--------------------------------------------------------------------------------
                                        2004      2003     2002        2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                     $7.78     $6.11    $7.44       $7.19
-------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income(2)               0.08      0.08     0.07        0.02
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 1.01      1.65    (0.95)       0.23
--------------------------------------------------------------------------------
  Total From Investment Operations       1.09      1.73    (0.88)       0.25
--------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income            (0.07)    (0.06)   (0.06)         --
------------------------------------
  From Net Realized Gains               (0.06)       --    (0.39)         --
--------------------------------------------------------------------------------
  Total Distributions                   (0.13)    (0.06)   (0.45)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period          $8.74     $7.78    $6.11       $7.44
================================================================================
  TOTAL RETURN(3)                       14.17%    28.81%  (12.81)%      3.48%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.08%     1.10%     1.10%   1.11%(4)
------------------------------------
Ratio of Net Investment
Income to Average Net Assets             1.01%     1.22%     1.02%   0.81%(4)
------------------------------------
Portfolio Turnover Rate                   139%      109%      106%    174%(5)
------------------------------------
Net Assets, End of Period
(in thousands)                        $433,465  $218,141   $82,976    $17,145
--------------------------------------------------------------------------------

(1) August 14, 2001 (commencement of sale) through December 31, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2001.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

INVESTMENT COMPANY ACT FILE NO. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42202

Your
American Century Investments
prospectus

CLASS III

VP Value Fund

May 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

This fund seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

In selecting stocks for VP Value, the portfolio managers look for companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. A more detailed description of the fund's investment strategy begins on page X.

The fund's principal risks include

o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

o    STYLE RISK - If the fund's investment style is out of favor with the market, the fund's performance may suffer.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Class III shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP VALUE - CLASS III

2004            14.33%
2003            28.96%

The highest and lowest returns for the period reflected in the bar chart are:

                                    HIGHEST                       LOWEST

VP Value                         15.76% (2Q 2003)            -5.47% (1Q 2003)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Class
III shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The S&P 500 is viewed as a broad measure of U.S. stock performance.
The Lipper Multicap Value Index is an index of multicap value funds that have management styles similar to the fund's. The Russell 3000 Value Index measures the performance of the 3,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values.

CLASS III

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004         1 YEAR     LIFE OF FUND(1)

VP Value                                              14.33%         10.51%

S&P 500 Index
  (reflects no deduction for fees,
   expenses or taxes)                                 10.88%         6.13%(2)

Lipper Multicap Value Index (3)
  (reflects no deduction for taxes)                   14.91%         8.86%(2)

Russell 3000 Value Index                              16.94%         9.19%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR VP VALUE CLASS III IS MAY 6, 2002.

(2)  SINCE MAY 2, 2002, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH DATA
     IS AVAILABLE.

(3)  COPYRIGHT 2005 (C)REUTERS. ALL RIGHTS RESERVED. ANY COPYING, REPLICATION OR
     REDISTRIBUTION OF LIPPER CONTENT, INCLUDING BY CACHING, FRAMING OR SIMILAR
     MEANS, IS EXPRESSLY PROHIBITED WITHOUT THE PRIOR WRITTEN CONSENT OF LIPPER.
     LIPPER SHALL NOT BE LIABLE FOR ANY ERRORS OR DELAYS IN THE CONTENT, OR FOR
     ANY ACTIONS TAKEN IN RELIANCE THEREON.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Class III shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. The redemption fee is charged as a percentage of the amount redeemed or exchanged. For an explanation of other fees that may be charged, see your separate account prospectus. Shares held more than
60 days are not subject to a redemption fee.

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                MANAGEMENT  DISTRIBUTION AND       OTHER         TOTAL ANNUAL FUND
                FEE(1)      SERVICE (12B-1) FEES   EXPENSES(2)   OPERATING EXPENSES
------------------------------------------------------------------------------------
VP VALUE

   Class III    0.95%           None                 0.00%             0.95%
------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher.
Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                          1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
VP VALUE FUND

   Class III              $97           $302           $524           $1,162
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase. Since the fund invests in companies of all sizes on an ongoing basis, it may be best characterized as a multi-capitalization value fund.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the fund's assets invested in U.S. equity securities at all times. When the managers believe it is prudent, the fund may invest a portion of its assets in domestic and foreign convertible securities, equity-equivalent securities, debt securities of companies, debt obligations of governments and their agencies, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. securities, the funds may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004             CLASS III
--------------------------------------------------------------------------------
VP Value Fund                                                          .93%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer - Value, Senior Vice President and Senior
Portfolio Manager, has been a member of the team that manages VP Value since May
1996. He joined American Century in September 1993 as a portfolio manager. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St.
Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an
MBA from Illinois State University. He is a CFA charterholder.

MICHAEL LISS

Mr. Liss, Portfolio Manager, has been a member of team that manages VP Value since June 1998. He joined American Century in June 1998 and became a senior investment analyst in August 2003 and then became a portfolio manager in
February 2004. He has a bachelor's degree in accounting and finance from
Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Value since October 1996. He joined American Century in
August 1993 and became a portfolio manager in February 1999. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Value has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges unless your shares are redeemed or exchanged within 60 days after your purchase, as described below. In addition, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

If you redeem or exchange your Class III shares of the fund within 60 days of their purchase, you will pay a redemption fee of 1.0% of the value of the shares redeemed or exchanged. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The redemption fee is retained by the fund and helps cover transaction fees and other costs that long-term investors may bear due to short-term trading.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. As a heightened measure for the fund, the board has approved the imposition of a redemption fee for redemption of shares within a specified number of days of purchase. See SHAREHOLDER FEES, page x, for a complete description of the redemption fee applicable to the fund. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Class I (the original class),
Class II and Class III. The shares offered by this prospectus are Class III shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class III have the same fees and expenses, with one exception. Class
III shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. Class II shares have different fees and expenses.
The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                          CLASS III
--------------------------------------------------------------------------------
                                                 2004       2003       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $7.79      $6.12       $6.92
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income(2)                       0.09       0.09        0.06
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)        1.01       1.65       (0.86)
--------------------------------------------------------------------------------
  Total From Investment Operations               1.10       1.74       (0.80)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                    (0.08)     (0.07)         --
-------------------------------------------
  From Net Realized Gains                       (0.06)        --          --
--------------------------------------------------------------------------------
  Total Distributions                           (0.14)     (0.07)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $8.75      $7.79       $6.12
================================================================================
  TOTAL RETURN(3)                               14.33%     28.96%     (11.56)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            0.93%      0.95%     0.95%(4)
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                            1.16%      1.37%     1.50%(4)
-------------------------------------------
Portfolio Turnover Rate                           139%       109%      106%(5)
-------------------------------------------
Net Assets, End of Period (in thousands)        $6,387     $1,819         $356
--------------------------------------------------------------------------------

(1) May 6, 2002 (commencement of sale) through December 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2002.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42209

Your
American Century Investments
prospectus

CLASS I

VP Capital Appreciation Fund

May 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century.
In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers' principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. A more detailed description of the fund's investment strategies begins on page x.

The fund's principal risks include

o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities they own and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Class I shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP CAPITAL APPRECIATION - CLASS I

2004       7.58%
2003      20.47%
2002     -21.20%
2001     -28.07%
2000       9.03%
1999      64.52%
1998      -2.16%
1997      -3.26%
1996      -4.32%
1995      31.10%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                HIGHEST                          LOWEST

VP Capital Appreciation      45.49% (4Q 1999)                 -23.84% (1Q 2001)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The
S&P 500 is viewed as a broad measure of U.S. stock performance, and the Russell
MidCap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and forecasted growth values.

CLASS I

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004       1 YEAR   5 YEARS   10 YEARS

VP Capital Appreciation                              7.58%    -4.34%      4.58%

S&P 500 Index                                       10.88%    -2.30%     12.07%
   (reflects no deduction for fees,
   expenses or taxes)

Russell MidCap Growth Index                         15.48%    -3.36%     11.23%
   (reflects no deduction for fees,
   expenses or taxes)

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                         MANAGEMENT  DISTRIBUTION AND       OTHER         TOTAL ANNUAL FUND
                         FEE(1)      SERVICE (12B-1) FEES   EXPENSES(2)   OPERATING EXPENSES
---------------------------------------------------------------------------------------------
VP CAPITAL APPRECIATION

   Class I               1.00%            None                0.00%              1.00%
---------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you .
.. .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                 1 YEAR      3 YEARS      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
VP CAPITAL APPRECIATION

   Class I                       $102        $318         $551       $1,219
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century.
In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers'
principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's statement of additional information.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, foreign securities, short-term instruments, bonds, notes and debt securities of companies, debt obligations of governments and their agencies, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks.
The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks of U.S. and foreign companies, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The portfolio managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004              CLASS I
--------------------------------------------------------------------------------
VP Capital Appreciation Fund                                           1.00%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

DAVID M. ROSE

Mr. Rose, Vice President and Portfolio Manager, has been a member of the team that manages the fund since March 2004. He joined American Century in July 1998 and became a portfolio manager in February 2001. He has a bachelor's degree in business administration from Washington University and a MS in finance, investments and banking from the University of Wisconsin - Madison. He is a CFA charterholder.

KURT R. STALZER

Mr. Stalzer, Vice President and Portfolio Manager, has been a member of the team that manages the fund since joining American Century in January 2000. He has a
BBA with a concentration in finance and accounting from the University of
Michigan - Dearborn. The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP Capital Appreciation - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31
--------------------------------------------------------------------------------------------------
                                                                      CLASS I
--------------------------------------------------------------------------------------------------
                                                   2004      2003     2002      2001       2000
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $7.12     $5.91    $7.50    $15.78     $14.84
--------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Loss                              (0.04)    (0.04)   (0.04)    (0.03)     (0.05)
---------------------------------------------
  Net Realized and Unrealized Gain (Loss)           0.58      1.25    (1.55)    (3.64)      1.47
--------------------------------------------------------------------------------------------------
  Total From Investment Operations                  0.54      1.21    (1.59)    (3.67)      1.42
--------------------------------------------------------------------------------------------------
Distributions
---------------------------------------------
  From Net Realized Gains                             --        --       --     (4.61)     (0.48)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $7.66     $7.12    $5.91     $7.50     $15.78
==================================================================================================
   TOTAL RETURN(1)                                  7.58%    20.47%  (21.20)%  (28.07)%     9.03%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                                  1.00%     1.00%     1.00%     1.00%     0.98%
---------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                             (0.57)%   (0.58)%   (0.55)%   (0.35)%   (0.31)%
---------------------------------------------
Portfolio Turnover Rate                              262%      150%      124%      149%      128%
---------------------------------------------
Net Assets, End of Period (in thousands)         $264,652  $285,394  $260,897  $401,812  $716,855
--------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com. You also can get information about the fund (including the SAI) from the Securities and Exchange Commission
(SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42188

Your
American Century Investments
prospectus

CLASS I

VP International Fund

MAY 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers look for stocks of foreign companies they believe will increase in value over time, using an investment strategy developed by American
Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolios will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. A more detailed description of the fund's investment strategies begins on page x.

The fund's principal risks include

o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

o    FOREIGN RISK - The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events
     (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

o    CURRENCY RISK - Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS(1)

The following bar chart shows the performance of the fund's Class I shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP INTERNATIONAL -- CLASS I

2004       14.92%
2003       24.51%
2002      -20.37%
2001      -29.17%
2000      -16.83%
1999       64.04%
1998       18.76%
1997       18.63%
1996       14.41%
1995       12.21%

(1)  FROM OCTOBER 1, 1998 THROUGH NOVEMBER 16, 1998, ALL OR A PORTION OF VP
     INTERNATIONAL'S MANAGEMENT FEE WAS WAIVED. AS A RESULT, THE FUND'S RETURNS
     ARE HIGHER THAN THEY WOULD HAVE BEEN HAD THE WAIVER NOT BEEN IN EFFECT.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                   HIGHEST                     LOWEST

VP International               47.58% (4Q 1999)            -19.68% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Class I shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The
S&P 500 is viewed as a broad measure of U.S. stock performance. The Morgan
Stanley Capital International (MSCI) EAFE Index is a widely followed group of stocks from 20 countries and the MSCI EAFE Growth Index monitors the performance of growth stocks from Europe, Australasia and the Far East.

CLASS I

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004     1 YEAR   5 YEARS   10 YEARS

VP International(1)                               14.92%   -7.66%     7.13%

MSCI EAFE Index                                   20.25%   -1.13%     5.62%
  (reflects no deduction for fees,
  expenses or taxes)

MSCI EAFE Growth Index                            16.48%   -5.77%     3.41%)
  (reflects no deduction for fees,
  expenses or taxes)

(1)  FROM OCTOBER 1, 1998 THROUGH NOVEMBER 16, 1998, ALL OR A PORTION OF VP
     INTERNATIONAL'S MANAGEMENT FEE WAS WAIVED. AS A RESULT, THE FUND'S RETURNS
     ARE HIGHER THAN THEY WOULD HAVE BEEN HAD THE WAIVER NOT BEEN IN EFFECT.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      MANAGEMENT   DISTRIBUTION AND       OTHER         TOTAL ANNUAL FUND
                      FEE(1)       SERVICE (12B-1) FEES   EXPENSES(2)   OPERATING EXPENSES
-------------------------------------------------------------------------------------------
VP INTERNATIONAL

   Class I            1.33%               None              0.00%              1.33%
-------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  OTHER EXPENSE, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you .
.. .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
VP International

   Class I                    $129          $401        $694         $1,525
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of foreign companies they believe will increase in value over time, using an investment strategy developed by American
Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will consist of companies whose earnings and revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

In addition to locating strong companies with earnings, revenue and/or cash flor growth, the portfolio managers believe that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund's assets will be primarily invested in securities of companies in at least three developed countries (excluding the United States). The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

In determining whether a company is foreign, the portfolio managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada,
Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan,
Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain,
Sweden, Switzerland, the United Kingdom and the United States.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The portfolio managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Global Investment Management,
Inc. (ACGIM or the advisor). The advisor has been managing mutual funds since
January 2005 and is headquartered at 666 3rd Avenue, 23rd Floor, New York, New
York 10017. Prior to January 2005, the fund was managed by the advisor's parent company, American Century Investment Management, Inc. (ACIM), which has been managing mutual funds since 1958. The change of investment advisor is a result of a corporate restructuring of ACIM, in which ACGIM was incorporated as a subsidiary of ACIM.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004             CLASS I
--------------------------------------------------------------------------------
VP International                                                      1.27%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

KEITH CREVELING

Mr. Creveling, Vice President and Portfolio Manager, has been a member of the team that manages VP International since April 2002. He joined American Century in October 1999 and became a portfolio manager in April 2002. He has a bachelor of science degree in accounting from Drexel University and an MBA from the Stern
School of Business, New York University. He is a CFA charterholder.

MICHAEL M. PERELSTEIN

Mr. Perelstein, Vice President and Senior Portfolio Manager, has been a member of the team since joining American Century in October 2004. Prior to joining
American Century, he was chief investment officer and managing partner with
Ellis Island Partners LLC from May 2002 to October 2004 and executive vice president and head of international equities with Schroder Investment Management from January 1997 to May 2002. He has a bachelor's degree in economics from
Brandeis University, an MA in economics from the University of Chicago and an
MBA in finance from the University of Chicago.

The SAI provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUND PERFORMANCE

VP International has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

     o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

     o    for funds that invest in debt securities, a debt security has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers four classes of the fund: Class I (the original class),
Class II, Class III and Class IV. The shares offered by this prospectus are
Class I shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class III have the same fees and expenses, with one exception. Class
III shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. Class II and Class IV shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP International - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31
--------------------------------------------------------------------------------------
                                                     CLASS I
--------------------------------------------------------------------------------------
                               2004        2003      2002        2001         2000
PER-SHARE DATA
Net Asset Value,
Beginning of Period            $6.43       $5.21     $6.59      $10.23       $12.50
--------------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------------
  Net Investment
  Income (Loss)                 0.04(1)     0.04(1)   0.05(1)     0.02(1)     (0.02)
---------------------------
  Net Realized and
  Unrealized
  Gain (Loss)                   0.92        1.22      (1.38)      (2.82)      (2.02)
--------------------------------------------------------------------------------------
  Total From
  Investment
  Operations                    0.96        1.26      (1.33)      (2.80)      (2.04)
--------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income            (0.04)      (0.04)     (0.05)      (0.01)      (0.01)
---------------------------
  From Net
  Realized Gains                  --          --         --       (0.83)      (0.22)
--------------------------------------------------------------------------------------
  Total Distributions          (0.04)      (0.04)     (0.05)      (0.84)      (0.23)
--------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $7.35       $6.43      $5.21       $6.59      $10.23
======================================================================================
  TOTAL RETURN(2)              14.92%      24.51%    (20.37)%    (29.17)%    (16.83)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets              1.27%       1.34%       1.31%       1.26%       1.23%
---------------------------
Ratio of Net
Investment Income (Loss)
to Average Net Assets           0.59%       0.67%       0.77%       0.33%     (0.14)%
---------------------------
Portfolio
Turnover Rate                    120%        185%        247%        210%        128%
---------------------------
Net Assets,
End of Period
(in thousands)               $537,982    $512,814    $449,026    $688,639    $924,789
--------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net assets values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room, Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575
0505
SH-PRS-42190

American Century Investments
prospectus

CLASS II

VP International Fund

MAY 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers look for stocks of foreign companies they believe will increase in value over time, using an investment strategy developed by American
Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolios will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. A more detailed description of the fund's investment strategies begins on page x.

The fund's principal risks include

o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

o    FOREIGN RISK - The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events
     (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

o    CURRENCY RISK - Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Class II shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP INTERNATIONAL -- CLASS II

2004          14.77%
2003          24.36%
2002         -20.57%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                    HIGHEST                     LOWEST

VP International                16.06% (2Q 2003)            -19.84% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Class
II shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The S&P 500 is viewed as a broad measure of U.S. stock performance.
The Morgan Stanley Capital International (MSCI) EAFE Index is a widely followed group of stocks from 20 countries and the MSCI EAFE Growth Index monitors the performance of growth stocks from Europe, Australasia and the Far East.

CLASS II

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004      1 YEAR      LIFE OF CLASS(1)

VP International                                   14.77%       1.31%

MSCI EAFE Index                                    20.25%       8.29%(2)
  (reflects no deduction for fees,
  expenses or taxes)

MSCI EAFE Growth Index                             16.48%       6.39%(2)
  (reflects no deduction for fees,
  expenses or taxes)

(1)  THE INCEPTION DATE FOR VP INTERNATIONAL CLASS II IS AUGUST 15, 2001.

(2)  SINCE JULY 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                    MANAGEMENT   DISTRIBUTION AND         OTHER        TOTAL ANNUAL FUND
                    FEE(1)       SERVICE (12B-1) FEES(2)  EXPENSES(3)  OPERATING EXPENSES
-----------------------------------------------------------------------------------------
VP International

   Class II         1.23%              0.25%               0.00%            1.48%
-----------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  THE 12B-1 FEE IS USED TO COMPENSATE INSURANCE COMPANIES FOR DISTRIBUTION
     AND OTHER SHAREHOLDER SERVICES. FOR MORE INFORMATION, SEE SERVICE FEES AND
     DISTRIBUTION FEES, PAGE X.

(3)  OTHER EXPENSE, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you .
.. .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
VP International

   Class II                    $144        $447         $772         $1,691
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of foreign companies they believe will increase in value over time, using an investment strategy developed by American
Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will consist of companies whose earnings and revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

In addition to locating strong companies with earnings, revenue and/or cash flow growth, the portfolio managers believe that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks, regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund's assets will be primarily invested in securities of companies in at least three developed countries (excluding the United States). The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

In determining whether a company is foreign, the portfolio managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada,
Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan,
Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain,
Sweden, Switzerland, the United Kingdom and the United States.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The portfolio managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Global Investment Management,
Inc. (ACGIM or the advisor). The advisor has been managing mutual funds since
January 2005 and is headquartered at 666 3rd Avenue, 23rd Floor, New York, New
York 10017. Prior to January 2005, the fund was managed by the advisor's parent company, American Century Investment Management, Inc. (ACIM), which has been managing mutual funds since 1958. The change of investment advisor is a result of a corporate restructuring of ACIM, in which ACGIM was incorporated as a subsidiary of ACIM.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004             CLASS II

--------------------------------------------------------------------------------
VP International                                                      1.17%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

KEITH CREVELING

Mr. Creveling, Vice President and Portfolio Manager, has been a member of the team that manages VP International since April 2002. He joined American Century in October 1999 and became a portfolio manager in April 2002. He has a bachelor of science degree in accounting from Drexel University and an MBA from the Stern
School of Business, New York University. He is a CFA charterholder.

MICHAEL M. PERELSTEIN

Mr. Perelstein, Vice President and Senior Portfolio Manager, has been a member of the team since joining American Century in October 2004. Prior to joining
American Century, he was chief investment officer and managing partner with
Ellis Island Partners LLC from May 2002 to October 2004 and executive vice president and head of international equities with Schroder Investment Management from January 1997 to May 2002. He has a bachelor's degree in economics from
Brandeis University, an MA in economics from the University of Chicago and an
MBA in finance from the University of Chicago.

The SAI provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUND PERFORMANCE

VP International has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

     o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

     o    for funds that invest in debt securities, a debt security has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers four classes of the fund: Class I (the original class),
Class II, Class III and Class IV. The shares offered by this prospectus are
Class II shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class II and Class IV have the same fees and expenses, with one exception. Class
IV shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. Class I and Class III shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

RULE 12B-1 FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Class II shares have a 12b-1 Plan. Under the Plan, the fund's Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION PLAN in the
statement of additional information.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP International - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
------------------------------------------------------------------------------------
                                               CLASS II
------------------------------------------------------------------------------------
                           2004           2003           2002          2001(1)
PER-SHARE DATA
Net Asset Value,
Beginning of Period       $6.42          $5.20          $6.59           $7.15
------------------------------------------------------------------------------------
Income From
Investment
Operations
------------------------
  Net Investment
  Income (Loss)(2)         0.02           0.01           0.03          (0.02)
------------------------
  Net Realized and
  Unrealized
  Gain (Loss)              0.93           1.24          (1.38)         (0.54)
------------------------------------------------------------------------------------
  Total From
  Investment
  Operations               0.95           1.25          (1.35)         (0.56)
------------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income       (0.03)         (0.03)         (0.04)            --
------------------------------------------------------------------------------------
Net Asset Value,
End of Period             $7.34          $6.42          $5.20           $6.59
====================================================================================
  TOTAL RETURN(3)         14.77%         24.36%        (20.57)%         (7.83)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to Average
Net Assets                 1.42%          1.49%           1.47%           1.44%(4)
------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets         0.44%          0.52%           0.61%         (0.82)%(4)
------------------------
Portfolio
Turnover Rate               120%           185%            247%            210%(5)
------------------------
Net Assets,
End of Period
(in thousands)           $81,773        $44,556         $16,711          $3,868
------------------------------------------------------------------------------------

(1) August 15, 2001 (commencement of sale) through December 31, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than on year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2001.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room, Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575
0505

SH-PRS-42201

Your
American Century Investments
prospectus

CLASS III

VP International Fund

MAY 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND......................................................X

FUND PERFORMANCE HISTORY ....................................................X

FEES AND EXPENSES............................................................X

OBJECTIVES, STRATEGIES AND RISKS.............................................X

MANAGEMENT...................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES.........................................X

MULTIPLE CLASS INFORMATION...................................................X

FINANCIAL HIGHLIGHTS.........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers look for stocks of foreign companies they believe will increase in value over time, using an investment strategy developed by American
Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolios will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. A more detailed description of the fund's investment strategies begins on page x.

The fund's principal risks include

o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

o    FOREIGN RISK - The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events
     (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

o    CURRENCY RISK - Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Class III shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP INTERNATIONAL -- CLASS III

2004      15.08%
2003      24.51%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                    HIGHEST                       LOWEST

VP International                 15.81% (2Q 2003)             -9.38% (1Q 2003)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Class
III shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The S&P 500 is viewed as a broad measure of U.S. stock performance.
The Morgan Stanley Capital International (MSCI) EAFE Index is a widely followed group of stocks from 20 countries and the MSCI EAFE Growth Index monitors the performance of growth stocks from Europe, Australasia and the Far East.

CLASS III

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR     LIFE OF CLASS(1)

VP International                                     15.08%     5.82%

MSCI EAFE Index                                      20.25%     12.98%(2)
  (reflects no deduction for fees,
  expenses or taxes)

MSCI EAFE Growth Index                               16.48%     10.27%(2)
  (reflects no deduction for fees,
  expenses or taxes)

(1)  THE INCEPTION DATE FOR VP INTERNATIONAL CLASS III IS MAY 2, 2002.

(2)  SINCE APRIL 30, 2002, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Class III shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. The redemption fee is charged as a percentage of the amount redeemed or exchanged. For an explanation of other fees that may be charged, see your separate account prospectus. Shares held more than
60 days are not subject to a redemption fee.

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     MANAGEMENT  DISTRIBUTION AND       OTHER        TOTAL ANNUAL FUND
                     FEE(1)      SERVICE (12B-1) FEES   EXPENSES(2)  OPERATING EXPENSES
---------------------------------------------------------------------------------------
VP INTERNATIONAL

   Class III         1.33%           None                 0.00%              1.33%
---------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  OTHER EXPENSE, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you .
.. .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
VP INTERNATIONAL

   Class III                  $129       $401        $694        $1,525
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of foreign companies they believe will increase in value over time, using an investment strategy developed by American
Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will consist of companies whose earnings and revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

In addition to locating strong companies with earnings, revenue and/or cash flow growth, the portfolio managers believe that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks, regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund's assets will be primarily invested in securities of companies in at least three developed countries (excluding the United States). The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

In determining whether a company is foreign, the portfolio managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada,
Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan,
Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain,
Sweden, Switzerland, the United Kingdom and the United States.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The portfolio managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Global Investment Management,
Inc. (ACGIM or the advisor). The advisor has been managing mutual funds since
January 2005 and is headquartered at 666 3rd Avenue, 23rd Floor, New York, New
York 10017. Prior to January 2005, the fund was managed by the advisor's parent company, American Century Investment Management, Inc. (ACIM), which has been managing mutual funds since 1958. The change of investment advisor is a result of a corporate restructuring of ACIM, in which ACGIM was incorporated as a subsidiary of ACIM.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004            CLASS III
--------------------------------------------------------------------------------
VP International                                                     1.27%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

KEITH CREVELING

Mr. Creveling, Vice President and Portfolio Manager, has been a member of the team that manages VP International since April 2002. He joined American Century in October 1999 and became a portfolio manager in April 2002. He has a bachelor of science degree in accounting from Drexel University and an MBA from the Stern
School of Business, New York University. He is a CFA charterholder.

MICHAEL M. PERELSTEIN

Mr. Perelstein, Vice President and Senior Portfolio Manager, has been a member of the team since joining American Century in October 2004. Prior to joining
American Century, he was chief investment officer and managing partner with
Ellis Island Partners LLC from May 2002 to October 2004 and executive vice president and head of international equities with Schroder Investment Management from January 1997 to May 2002. He has a bachelor's degree in economics from
Brandeis University, an MA in economics from the University of Chicago and an
MBA in finance from the University of Chicago.

The SAI provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUND PERFORMANCE

VP International has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges unless your shares are redeemed or exchanged within 60 days after your purchase, as described below. In addition, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

If you redeem or exchange your shares of the fund within 60 days of their purchase, you will pay a redemption fee of 1.0% of the value of the shares redeemed or exchanged. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The redemption fee is retained by the fund and helps cover transaction fees and other costs that long-term investors may bear due to short-term trading.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. As a heightened measure for the fund, the board has approved the imposition of a redemption fee for redemption of shares within a specified number of days of purchase. See SHAREHOLDER FEES, page x, for a complete description of the redemption fee applicable to the fund. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

     o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

     o    for funds that invest in debt securities, a debt security has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers four classes of shares of the fund: Class I (the original class), Class II, Class III and Class IV. The shares offered by this prospectus are Class III shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class III have the same fees and expenses, with one exception. Class
III shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. Class II and Class IV shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP International - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted
--------------------------------------------------------------------------------
                                                    CLASS III
--------------------------------------------------------------------------------
                                        2004          2003          2002(1)
PER-SHARE DATA
Net Asset Value,
Beginning of Period                    $6.43          $5.21           $6.42
--------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------------
  Net Investment Income(2)              0.04           0.04            0.01
--------------------------------------------------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                0.93           1.22           (1.22)
--------------------------------------------------------------------------------
  Total From
  Investment Operations                 0.97           1.26           (1.21)
--------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net
  Investment Income                    (0.04)         (0.04)             --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                          $7.36          $6.43           $5.21
================================================================================
  TOTAL RETURN(3)                      15.08%         24.51%         (18.85)%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to Average Net Assets          1.27%          1.34%            1.33%(4)
-----------------------------------
Ratio of Net Investment
Income to Average Net Assets            0.59%          0.67%            0.22%(4)
-----------------------------------
Portfolio Turnover Rate                  120%           185%             247%(5)
-----------------------------------
Net Assets, End of Period
(in thousands)                        $96,358        $83,133          $52,498
--------------------------------------------------------------------------------

(1) May 2, 2002 (commencement of sale) through December 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room, Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42210

Your
American Century Investments
prospectus

CLASS IV

VP International Fund

May 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers look for stocks of foreign companies they believe will increase in value over time, using an investment strategy developed by American
Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolios will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. A more detailed description of the fund's investment strategies begins on page x.

The fund's principal risks include

o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

o    FOREIGN RISK - The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events
     (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

o    CURRENCY RISK - Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

When Class IV of the fund has investment results for a full calendar year, this section will feature charts that show Class IV's

o    Annual Total Returns

o    Highest and Lowest Quarterly Returns

o    Average Annual Total Returns, including a comparison of these returns to a benchmark index

If Class IV had existed during the periods presented, its performance would have been substantially similar to that of Class II because each represents an investment in the same portfolio of securities.

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Class II shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Fees associated with the variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP INTERNATIONAL -- CLASS II

2004          14.77%
2003          24.36%
2002         -20.57%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                   HIGHEST                       LOWEST

VP International                16.06% (2Q 2003)              -19.84% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Class
II shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The S&P 500 is viewed as a broad measure of U.S. stock performance.
The Morgan Stanley Capital International (MSCI) EAFE Index is a widely followed group of stocks from 20 countries and the MSCI EAFE Growth Index monitors the performance of growth stocks from Europe, Australasia and the Far East.

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR     LIFE OF FUND(1)

VP International                                     14.77%     1.317%

MSCI EAFE Index                                      20.25%     8.29%(2)
  (reflects no deduction for fees,
  expenses or taxes)

MSCI EAFE Growth Index                               16.48%     6.39%(2)
  (reflects no deduction for fees,
  expenses or taxes)

(1)  THE INCEPTION DATE FOR VP INTERNATIONAL CLASS II IS AUGUST 15, 2001.

(2)  SINCE JULY 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Class IV shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. The redemption fee is charged as a percentage of the amount redeemed or exchanged. For an explanation of other fees that may be charged, see your separate account prospectus. Shares held more than
60 days are not subject to a redemption fee.

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                        MANAGEMENT   DISTRIBUTION AND        OTHER        TOTAL ANNUAL FUND
                        FEE(1)       SERVICE (12B-1) FEES(2) EXPENSES(3)  OPERATING EXPENSES
--------------------------------------------------------------------------------------------
VP INTERNATIONAL FUND

   Class IV             1.23%              0.25%               0.00%            1.48%
--------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  THE 12B-1 FEE IS USED TO COMPENSATE INSURANCE COMPANIES FOR DISTRIBUTION
     AND OTHER SHAREHOLDER SERVICES. FOR MORE INFORMATION, SEE Service Fees and
     Distribution Fees, PAGE X.

(3)  OTHER EXPENSE, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you .
.. .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                               1 YEAR      3 YEARS      5 YEARS      10 YEARS

VP International Class IV      $144         $447         $772         $1,691
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of foreign companies they believe will increase in value over time, using an investment strategy developed by American
Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will consist of companies whose earnings and revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

In addition to locating strong companies with earnings, revenue and/or cash flow growth, the portfolio managers believe that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks, regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund's assets will be primarily invested in securities of companies in at least three developed countries (excluding the United States). The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

In determining whether a company is foreign, the portfolio managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada,
Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan,
Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain,
Sweden, Switzerland, the United Kingdom and the United States.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The portfolio managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Global Investment Management,
Inc. (ACGIM or the advisor). The advisor has been managing mutual funds since
January 2005 and is headquartered at 666 3rd Avenue, 23rd Floor, New York, New
York 10017. Prior to January 2005, the fund was managed by the advisor's parent company, American Century Investment Management, Inc. (ACIM), which has been managing mutual funds since 1958. The change of investment advisor is a result of a corporate restructuring of ACIM, in which ACGIM was incorporated as a subsidiary of ACIM.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004            CLASS IV
--------------------------------------------------------------------------------
VP International Fund                                                1.17%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

KEITH CREVELING

Mr. Creveling, Vice President and Portfolio Manager, has been a member of the team that manages VP International since April 2002. He joined American Century in October 1999 as an analyst. Prior to joining American Century, he was an analyst at Fiduciary Trust Company International from September 1996 to
September 1999. He has a bachelor of science degree in accounting from Drexel
University and an MBA from the Stern School of Business, New York University. He is a CFA charterholder.

MICHAEL M. PERELSTEIN

Mr. Perelstein, Vice President and Senior Portfolio Manager, has been a member of the team since joining American Century in October 2004. Prior to joining
American Century, he was chief investment officer and managing partner with
Ellis Island Partners LLC from May 2002 to October 2004 and executive vice president and head of international equities with Schroder Investment Management from January 1997 to May 2002. He has a bachelor's degree in economics from
Brandeis University, an MA in economics from the University of Chicago and an
MBA in finance from the University of Chicago.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUND PERFORMANCE

VP International has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges unless your shares are redeemed or exchanged within 60 days after your purchase, as described below. In addition, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

If you redeem or exchange your shares of the fund within 60 days of their purchase, you will pay a redemption fee of 1.0% of the value of the shares redeemed or exchanged. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The redemption fee is retained by the fund and helps cover transaction fees and other costs that long-term investors may bear due to short-term trading.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. As a heightened measure for the fund, the board has approved the imposition of a redemption fee for redemption of shares within a specified number of days of purchase. See SHAREHOLDER FEES, page x, for a complete description of the redemption fee applicable to the fund. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

     o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

     o    for funds that invest in debt securities, a debt security has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers four classes of the fund: Class I (the original class),
Class II, Class III and Class IV. The shares offered by this prospectus are
Class IV shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class II and Class IV have the same fees and expenses, with one exception. Class
IV shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. The other classes have different fees and expenses than the class offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance.
For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

RULE 12B-1 FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Class IV shares have a 12b-1 Plan. Under the Plan, the fund's Class IV pays the distributor an annual fee of 0.25% of Class IV average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class IV shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION PLAN in the
statement of additional information.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in the share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. Their
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP International - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                      CLASS IV
--------------------------------------------------------------------------------
                                                                       2004(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period                                  $6.47
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
 Net Investment Loss(2)                                                 --(3)
-----------------------------------------------------------------
 Net Realized and Unrealized Gain                                      0.88
--------------------------------------------------------------------------------
 Total From Investment Operations                                      0.88
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $7.35
================================================================================
 TOTAL RETURN(4)                                                      13.60%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets                      1.42%(5)
-----------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                    (0.01)%(5)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                  120%(6)
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $6,294
--------------------------------------------------------------------------------

(1) May 3, 2004 (commencement of sale) through December 31, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2004.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room, Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575
0505
SH-PRS-42213

Your
American Century Investments
prospectus

CLASS I

VP Ultra(R) Fund

May 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY .....................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers look for stocks of larger-sized companies they believe will increase in value over time, using an investment strategy developed by
American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolios will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.
A more detailed description of the fund's investment strategies begins on page
x.

The fund's principal risks include

o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Class I shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP ULTRA -- CLASS I

2004      10.68%
2003      24.90%
2002     -22.71%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                HIGHEST                           LOWEST

VP Ultra                   13.10% (2Q 2003 )                 -15.43% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Class I shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison. The
S&P 500 is viewed as a broad measure of U.S. stock performance, and the Russell
1000 Growth Index measures the performance of those companies in the Russell
1000 Index with higher price-to-book ratios and forecasted growth values.

CLASS I

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004       1 YEAR      LIFE OF CLASS(1)

VP ULTRA                                            10.68%      0.49%

S&P 500 Index                                       10.88%      0.84%(2)
   (reflects no deduction for fees,
   expenses or taxes)

Russell 1000 Growth Index                           6.30%       -3.18%(2)
  (reflects no deduction for fees,
  expenses or taxes)

(1)  THE INCEPTION DATE FOR VP ULTRA CLASS I IS MAY 1, 2001.

(2)  SINCE APRIL 30, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

             MANAGEMENT   DISTRIBUTION AND       OTHER         TOTAL ANNUAL FUND
             FEE(1)       SERVICE (12B-1) FEES   EXPENSES(2)   OPERATING EXPENSES
--------------------------------------------------------------------------------
VP ULTRA
  Class I     1.00%              None              0.00%            1.00%
--------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  OTHER EXPENSE, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you .
.. .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
VP Ultra
   Class I                   $102          $318           $551           $1,219
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of larger-sized companies they believe will increase in value over time, using an investment strategy developed by
American Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will consist of companies whose earnings and revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's statement of additional information.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, nonleveraged futures contracts and options, notes, bonds and other debt securities as discussed above. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible securities, which may be rated below investment grade.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The portfolio managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004              CLASS I
--------------------------------------------------------------------------------
VP Ultra Fund                                                         1.00%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

WADE W. SLOME

Mr. Slome, Vice President and Portfolio Manager, has been a member of the team that manages VP Ultra since its inception. He joined American Century in June
1998 and became a portfolio manager in July 2002. He also holds a bachelor's degree in economics from the University of California - Los Angeles and an MBA in finance from Cornell University. He is a CFA charterholder.

JERRY SULLIVAN

Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages VP Ultra since July 2001. He joined American Century in
February 2000 as a portfolio manager. He has a bachelor's degree in political science from Columbia College and an MBA with a concentration in finance and accounting from the Columbia Graduate School of Business.

BRUCE A. WIMBERLY

Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Ultra since its inception. He joined American Century in September 1994 and became a portfolio manager in July 1996. He has a bachelor of arts from Middlebury College and an MBA from Kellogg Graduate School of
Management, Northwestern University. The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Ultra has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

     o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

     o    for funds that invest in debt securities, a debt security has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers three classes of shares of the fund: Class I (the original class), Class II and Class III. The shares offered by this prospectus are Class I shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class III have the same fees and expenses, with one exception. Class
III shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. Class II shares have different fees and expenses.
The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                     CLASS I
--------------------------------------------------------------------------------
                                    2004        2003       2002       2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $9.18       $7.35      $9.53       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income (Loss)(2)      --(3)    (0.01)      0.02           --(3)
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)             0.98        1.84      (2.18)       (0.47)
--------------------------------------------------------------------------------
  Total From
  Investment Operations              0.98        1.83      (2.16)       (0.47)
--------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income           --          --      (0.02)          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period     $10.16       $9.18      $7.35        $9.53
================================================================================
  TOTAL RETURN(4)                   10.68%      24.90%    (22.71)%      (4.70)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                1.00%       1.01%       1.00%     1.00%(5)
-----------------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets                   0.05%     (0.15%)       0.19%     0.16%(5)
-----------------------------------
Portfolio Turnover Rate                45%        111%        168%          48%
-----------------------------------
Net Assets, End of Period
(in thousands)                     $79,489     $63,364     $31,621      $30,801
--------------------------------------------------------------------------------

(1) May 1, 2001 (inception) through December 31, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

NOTES

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575
0505
SH-PRS-42195

Your
American Century Investments
prospectus

CLASS II

VP Ultra(R) Fund

May 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers look for stocks of larger-sized companies they believe will increase in value over time, using an investment strategy developed by
American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolios will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.
A more detailed description of the fund's investment strategies begins on page
x.

The fund's principal risks include

o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Class II shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP ULTRA -- CLASS II

2004      10.59%
2003      24.80%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                        HIGHEST                    LOWEST

VP Ultra                             12.97% (2Q 2003 )        -4.26% (3Q 2004)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Class
II shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.
The S&P 500 is viewed as a broad measure of U.S. stock performance, and the
Russell 1000 Growth Index measures the performance of those companies in the
Russell 1000 Index with higher price-to-book ratios and forecasted growth values.

CLASS II

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004       1 YEAR      LIFE OF CLASS(1)

VP ULTRA                                            10.59%      3.88%

S&P 500 Index                                       10.88%      6.40%(2)
   (reflects no deduction for fees,
   expenses or taxes)

Russell 1000 Growth Index                           6.30%       4.05%(2)
   (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR VP ULTRA CLASS II IS MAY 1, 2002.

(2)  SINCE APRIL 30, 2002, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                MANAGEMENT   DISTRIBUTION AND         OTHER          TOTAL ANNUAL FUND
                FEE(1)       SERVICE (12B-1) FEES(2)  EXPENSES(3)    OPERATING EXPENSES
---------------------------------------------------------------------------------------
VP ULTRA
  Class II         0.90%          0.25%                  0.00%             1.15%
---------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  THE 12B-1 FEE IS USED TO COMPENSATE INSURANCE COMPANIES FOR DISTRIBUTION
     AND OTHER SHAREHOLDER SERVICES. FOR MORE INFORMATION, SEE SERVICE FEES AND
     DISTRIBUTION FEES, PAGE X.

(3)  OTHER EXPENSE, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you .
.. .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                       1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
VP Ultra
  Class II              $117         $364          $630          $1,390

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of larger-sized companies they believe will increase in value over time, using an investment strategy developed by
American Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will consist of companies whose earnings and revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's statement of additional information.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, nonleveraged futures contracts and options, notes, bonds and other debt securities as discussed above. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible securities, which may be rated below investment grade.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The portfolio managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004              CLASS II
--------------------------------------------------------------------------------
VP Ultra Fund                                                           .90%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

WADE W. SLOME

Mr. Slome, Vice President and Portfolio Manager, has been a member of the team that manages VP Ultra since its inception. He joined American Century in June
1998 and became a portfolio manager in July 2002. He also holds a bachelor's degree in economics from the University of California - Los Angeles and an MBA in finance from Cornell University. He is a CFA charterholder.

JERRY SULLIVAN

Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages VP Ultra since July 2001. He joined American Century in
February 2000 as a portfolio manager. He has a bachelor's degree in political science from Columbia College and an MBA with a concentration in finance and accounting from the Columbia Graduate School of Business.

BRUCE A. WIMBERLY

Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Ultra since its inception. He joined American Century in September 1994 and became a portfolio manager in July 1996. He has a bachelor of arts from Middlebury College and an MBA from Kellogg Graduate School of
Management, Northwestern University. The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Ultra has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

     o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

     o    for funds that invest in debt securities, a debt security has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers three classes of shares of the fund: Class I (the original class), Class II and Class III. The shares offered by this prospectus are Class II shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class III have the same fees and expenses, with one exception. Class
III shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. Class II shares have different fees and expenses.
The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

RULE 12B-1 FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Class II shares have a 12b-1 Plan. Under the Plan, the fund's Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION PLAN in the
statement of additional information.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                         CLASS II
--------------------------------------------------------------------------------
                                                2004       2003       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.16       $7.34       $9.16
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(2)                --(3)    (0.03)         --(3)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)      0.97        1.85       (1.81)
--------------------------------------------------------------------------------
  Total From Investment Operations             0.97        1.82       (1.81)
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                     --          --       (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.13       $9.16       $7.34
================================================================================
  TOTAL RETURN(4)                             10.59%      24.80%     (19.80)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.15%       1.16%     1.15%(5)
------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                 (0.10)%     (0.30)%     0.07%(5)
------------------------------------------
Portfolio Turnover Rate                          45%        111%      168%(6)
------------------------------------------
Net Assets, End of Period
(in thousands)                               $91,984     $26,831       $2,635
--------------------------------------------------------------------------------

(1) May 1, 2002 (commencement of sale) through December 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2002.

NOTES

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42204

Your
American Century Investments
prospectus

CLASS III

VP Ultra(R) Fund

MAY 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND......................................................X

FUND PERFORMANCE HISTORY.....................................................X

FEES AND EXPENSES............................................................X

OBJECTIVES, STRATEGIES AND RISKS.............................................X

MANAGEMENT...................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES.........................................X

MULTIPLE CLASS INFORMATION...................................................X

FINANCIAL HIGHLIGHTS.........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers look for stocks of larger-sized companies they believe will increase in value over time, using an investment strategy developed by
American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolios will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.
A more detailed description of the fund's investment strategies begins on page
x.

The fund's principal risks include

o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Class III shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP ULTRA -- CLASS III

2004      10.69%
2003      24.93%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              HIGHEST                                LOWEST

VP Ultra                   12.97% (2Q 2003 )                  -4.15% (3Q 2004)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Class
III shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.
The S&P 500 is viewed as a broad measure of U.S. stock performance, and the
Russell 1000 Growth Index measures the performance of those companies in the
Russell 1000 Index with higher price-to-book ratios and forecasted growth values.

CLASS III

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004       1 YEAR       LIFE OF FUND(1)

VP ULTRA                                            10.69%          4.39%

S&P 500 Index                                       10.88%          6.59%(2)
   (reflects no deduction for fees,
   expenses or taxes)

Russell 1000 Growth Index                           6.30%           4.62%(2)

   (reflects no deduction for fees, expenses or
taxes)

(1)  THE INCEPTION DATE FOR VP ULTRA CLASS III IS MAY 13, 2002.

(2)  SINCE MAY 9, 2002, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH DATA
     IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Class III shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. The redemption fee is charged as a percentage of the amount redeemed or exchanged. For an explanation of other fees that may be charged, see your separate account prospectus. Shares held more than
60 days are not subject to a redemption fee.

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               MANAGEMENT   DISTRIBUTION AND       OTHER        TOTAL ANNUAL FUND
               FEE(1)       SERVICE (12B-1) FEES   EXPENSES(2)  OPERATING EXPENSES
----------------------------------------------------------------------------------
VP ULTRA
  Class III      1.00%        None                   0.00%        1.00%
----------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  OTHER EXPENSE, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you .
.. .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
VP Ultra
  Class III                 $102          $318           $551           $1,219

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of larger-sized companies they believe will increase in value over time, using an investment strategy developed by
American Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will consist of companies whose earnings and revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's statement of additional information.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, nonleveraged futures contracts and options, notes, bonds and other debt securities as discussed above. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible securities, which may be rated below investment grade.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The portfolio managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds or separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004             CLASS III
--------------------------------------------------------------------------------
VP Ultra Fund                                                         1.00%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

WADE W. SLOME

Mr. Slome, Vice President and Portfolio Manager, has been a member of the team that manages VP Ultra since its inception. He joined American Century in June
1998 and became a portfolio manager in July 2002. He also holds a bachelor's degree in economics from the University of California - Los Angeles and an MBA in finance from Cornell University. He is a CFA charterholder.

JERRY SULLIVAN

Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages VP Ultra since July 2001. He joined American Century in
February 2000 as a portfolio manager. He has a bachelor's degree in political science from Columbia College and an MBA with a concentration in finance and accounting from the Columbia Graduate School of Business.

BRUCE A. WIMBERLY

Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Ultra since its inception. He joined American Century in September 1994 and became a portfolio manager in July 1996. He has a bachelor of arts from Middlebury College and an MBA from Kellogg Graduate School of
Management, Northwestern University. The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Ultra has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges unless your shares are redeemed or exchanged within 60 days after your purchase, as described below. In addition, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

If you redeem or exchange your shares of the fund within 60 days of their purchase, you will pay a redemption fee of 1.0% of the value of the shares redeemed or exchanged. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The redemption fee is retained by the fund and helps cover transaction fees and other costs that long-term investors may bear due to short-term trading.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. As a heightened measure for the fund, the board has approved the imposition of a redemption fee for redemption of shares within a specified number of days of purchase. See SHAREHOLDER FEES, page x, for a complete description of the redemption fee applicable to the fund. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

     o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

     o    for funds that invest in debt securities, a debt security has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers three classes of shares of the fund: Class I (the original class), Class II and Class III. The shares offered by this prospectus are Class III shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class III have the same fees and expenses with one exception. Class
III shares have a 1.0% redemption fee for shares that are redeemed or exchanged within 60 days of purchase. Class II shares have different fees and expenses.
The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                         CLASS III
--------------------------------------------------------------------------------
                                              2004         2003        2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $9.17        $7.34         $9.08
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income (Loss)(2)             0.01        (0.02)         0.01
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)     0.97         1.85         (1.74)
--------------------------------------------------------------------------------
  Total From Investment Operations            0.98         1.83         (1.73)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                    --           --         (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period              $10.15        $9.17         $7.34
================================================================================
  TOTAL RETURN(3)                            10.69%       24.93%       (19.02)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.00%        1.01%       1.00%(4)
-------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                  0.05%      (0.15)%       0.14%(4)
-------------------------------------------
Portfolio Turnover Rate                         45%         111%        168%(5)
-------------------------------------------
Net Assets, End of Period
(in thousands)                                 $966         $339           $257
--------------------------------------------------------------------------------

(1) May 13, 2002 (commencement of sale) through December 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

NOTES

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

INVESTMENT COMPANY ACT FILE NO. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS 42211

Your
American Century Investments
prospectus

CLASS I

VP Global Growth Fund

May 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers look for stocks of U.S. and foreign companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolios will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.
A more detailed description of the fund's investment strategies begins on page
x.

The fund's principal risks include

o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

o    FOREIGN RISK - The fund invests a significant portion of its assets in foreign securities, which are generally riskier than U.S. securities. As a result, the fund is subject to foreign risk, meaning that political events
     (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation) and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

o    CURRENCY RISK - Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

FUND PERFORMANCE HISTORY

Because the fund is new, its performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      MANAGEMENT  DISTRIBUTION AND       OTHER        TOTAL ANNUAL FUND
                      FEE(1)      SERVICE (12B-1) FEES   EXPENSES(2)  OPERATING EXPENSES
----------------------------------------------------------------------------------------
VP GLOBAL GROWTH
  Class I              1.30%            None               0.00%             1.30%
----------------------------------------------------------------------------------------

(1)  THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE
     RATE GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS
     STRATEGY ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR
     AN EXPLANATION OF STRATEGY ASSETS.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course your actual costs may be higher or lower. Assuming you .
.. .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
VP GLOBAL GROWTH FUND
   Class I                       $132        $410         $710         $1,558

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of U.S. and foreign companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will consist of companies whose earnings and revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

In addition to locating strong companies with earnings, revenue and/or cash flow growth, the portfolio managers believe that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks, regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT KIND OF SECURITIES DOES THE FUND BUY?

VP Global Growth invests in both U.S. and foreign companies. The fund's assets will be invested primarily in equity securities of issuers located in developed countries worldwide (including the United States). The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The portfolio managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on the fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

In summary, investing in this fund is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Global Investment Management,
Inc. (ACGIM or the advisor). The advisor has been managing mutual funds since
January 2005 and is headquartered at 666 3rd Avenue, 23rd Floor, New York, New
York 10017. Prior to January 2005, the fund was managed by the advisor's parent company, American Century Investment Management, Inc. (ACIM), which has been managing mutual funds since 1958. The change of investment advisor is a result of a corporate restructuring of ACIM, in which ACGIM was incorporated as a subsidiary of ACIM.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

VP Global Growth will pay the advisor a unified management fee of 1.30% of the first $1 billion of strategy assets, 1.15% of the next billion of strategy assets, and 1.05% of strategy assets over $2 billion.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

TREVOR GURWICH

Mr. Gurwich, Vice President and Portfolio Manager, has been a member of the team that manages VP Global Growth since its inception. He joined American Century in
July 1998 and became a portfolio manager in March 2001. He has a bachelor's degree in international relations from the University of Pennsylvania, a bachelor's degree in economics from Wharton School of Business and an MBA in finance and investment management from Columbia University.

MATTHEW HUDSON

Mr. Hudson, Vice President and Portfolio Manager, has been a member of the team that manages VP Global Growth since the fund's inception. He joined American
Century in January 2000 and became a portfolio manager in April 2002. He has a bachelor of science degree in finance and investments from Babson College and an
MBA in finance from Boston University. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Global Growth has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

     o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

     o    for funds that invest in debt securities, a debt security has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market. With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for
                            location and hours.

ON THE INTERNET             O EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42193

Your
American Century Investments
prospectus

CLASS I

VP Growth Fund

May 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers look for stocks of larger-sized companies they believe will increase in value over time, using an investment strategy developed by
American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolios will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.
A more detailed description of the fund's investment strategies begins on page
x.

The fund's principal risks include

o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

Because the fund is new, its performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               MANAGEMENT  DISTRIBUTION AND       OTHER        TOTAL ANNUAL FUND
               FEE         SERVICE (12B-1) FEES   EXPENSES(1)  OPERATING EXPENSES
----------------------------------------------------------------------------------
VP GROWTH
  Class I       1.00%         None                 0.00%             1.00%
----------------------------------------------------------------------------------

(1)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course your actual costs maybe higher or lower. Assuming you ...

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                             1 YEAR     3 YEARS       5 YEARS        10 YEARS
--------------------------------------------------------------------------------
VP Growth
  Class I                     $102       $318          $551           $1,219

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of larger-sized companies they believe will increase in value over time, using an investment strategy developed by
American Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will consist of companies whose earnings and revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's statement of additional information.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, nonleveraged futures contracts and options, notes, bonds and other debt securities, as discussed above. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible securities, which may be rated below investment grade.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The portfolio managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. VP Growth will pay the advisor a unified management fee of
1.00%.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

E. A. PRESCOTT LEGARD

Mr. LeGard, Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception. He joined American Century in March
1999 and became a portfolio manager in April 2000. He has a bachelor's degree in economics from DePauw University. He is a CFA charterholder.

TIM REYNOLDS

Mr. Reynolds, Vice President and Portfolio Manager, has been a member of the team since June 2003. He joined American Century in November 1999 and became a portfolio manager in August 2001. He has a bachelor of business administration-finance from Texas A&M University and a master's degree in finance from Texas Tech University. He is a CFA charterholder.

GREGORY J. WOODHAMS

Mr. Woodhams, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception. He joined American Century in September 1997 and became a portfolio manager in May 1998. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Growth has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

     o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

     o    for funds that invest in debt securities, a debt security has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

NOTES

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575
0505
SH-PRS-42194

Your
American Century Investments
prospectus

CLASS I

VP Vista(sm) Fund

May 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE,  DISTRIBUTIONS AND TAXES.........................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers' principal analytical technique involves the identification of companies with earnings or revenues that are not only growing, but growing at an accelerating pace. A more detailed description of the fund's investment strategies begins on page x.

The fund's principal risks include

o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Class I shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP VISTA -- CLASS I

2004            15.62%
2003            42.21%
2002           -19.70%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                           HIGHEST                              LOWEST

VP Vista                 18.01% (2Q 2003)                   -10.54% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

CLASS I

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004         1 YEAR     LIFE OF FUND(1)

VP Vista                                              15.62%       9.46%

Russell Midcap Growth Index                           15.48%      11.96%
   (reflects no deduction for fees,
    expenses or taxes)

(1)  THE INCEPTION DATE FOR VP VISTA IS OCTOBER 5, 2001.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                  MANAGEMENT   DISTRIBUTION AND      OTHER        TOTAL ANNUAL FUND
                  FEE          SERVICE (12B-1) FEES  EXPENSES(1)  OPERATING EXPENSES
-------------------------------------------------------------------------------------
VP VISTA
   Class I        1.00%        none                  0.00         1.00%
-------------------------------------------------------------------------------------

(1)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you .
.. .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                         1 YEAR        3 YEARS     5 YEARS         10 YEARS
--------------------------------------------------------------------------------
VP Vista
   Class I               $102          $318        $551            $1,219
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers'
principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's statement of additional information.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, nonleveraged futures contracts and options, notes, bonds and other debt securities as discussed above. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible securities, which may be rated below investment grade.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The portfolio managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004              CLASS I
--------------------------------------------------------------------------------
VP Vista Fund                                                         1.00%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

GLENN A. FOGLE

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Vista since its inception. He joined American
Century in September 1990 and became a portfolio manager in June 1993. He has a bachelor of business administration (management) and an MBA in finance from
Texas Christian University. He is a CFA charterholder.

DAVID M. HOLLOND

Mr. Hollond has been a member of the team that manages VP Vista since August
1998. He joined American Century in 1998 and became a portfolio manager in March
2004. He has a bachelor's degree in Russian and economics from Grinnell College, a master's degree in economics from the University of Wisconsin, a master's degree in international studies from the University of Pennsylvania and an MBA in finance from The Wharton School at the University of Pennsylvania. The
statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Vista has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

     o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

     o    for funds that invest in debt securities, a debt security has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market. With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers two classes of shares of the fund: Class I and Class II.
The shares offered by this prospectus are Class I shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class II shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance.
For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP Vista - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
-----------------------------------------------------------------------------------
                                                    CLASS I
-----------------------------------------------------------------------------------
                                 2004         2003         2002       2001(1)
PER-SHARE DATA
Net Asset Value,
Beginning of Period             $11.59        $8.15       $10.15       $10.00
-----------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Loss            (0.01)(2)    (0.05)       (0.02)       (0.01)
----------------------------
  Net Realized and
  Unrealized Gain (Loss)          1.82         3.49        (1.98)        0.16
-----------------------------------------------------------------------------------
  Total From
  Investment Operations           1.81         3.44        (2.00)        0.15
-----------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $13.40       $11.59        $8.15       $10.15
===================================================================================
  TOTAL RETURN(3)                15.62%       42.21%      (19.70)%       1.50%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets             1.00%        1.00%        1.00%        1.00%(4)
----------------------------
Ratio of Net Investment Loss
to Average Net Assets           (0.05)%      (0.58)%       (0.29)%      (0.32)%(4)
----------------------------
Portfolio Turnover Rate            252%         262%          294%          50%
----------------------------
Net Assets,
End of Period
(in thousands)                  $9,612       $2,206        $1,164       $1,072
-----------------------------------------------------------------------------------

(1) October 5, 2001 (inception) through December 31, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room
                      Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       o EDGAR database at sec.gov
                      o By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section
                      Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42196

Your
American Century Investments
prospectus

CLASS II

VP Vista(sm) Fund

MAY 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

AN OVERVIEW OF THE FUND......................................................X

FUND PERFORMANCE HISTORY.....................................................X

FEES AND EXPENSES............................................................X

OBJECTIVES, STRATEGIES AND RISKS.............................................X

MANAGEMENT...................................................................X

SHARE PRICE,  DISTRIBUTIONS AND TAXES........................................X

MULTIPLE CLASS INFORMATION...................................................X

PERFORMANCE INFORMATION OF OTHER CLASS.......................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers' principal analytical technique involves the identification of companies with earnings or revenues that are not only growing, but growing at an accelerating pace. A more detailed description of the fund's investment strategies begins on page x.

The fund's principal risks include

o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

When Class II of the fund has investment results for a full calendar year, this section will feature charts that show Class II's

o    Annual Total Returns

o    Highest and Lowest Quarterly Returns

o    Average Annual Total Returns, including a comparison of these returns to a benchmark index

If Class II had existed during the periods presented, its performance would have been substantially similar to that of Class I because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Class I shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Fees associated with the variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP VISTA -- CLASS I

2004            15.62%
2003            42.21%
2002           -19.70%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                     HIGHEST                      LOWEST
---------------------------------------------------------------------------------
VP Vista                          18.01% (2Q 2003)           -10.54% (3Q 2002)
---------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Class I shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

CLASS I

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR      LIFE OF CLASS (1)

VP VISTA                                             15.62%      9.46%

Russell Midcap Growth Index                          15.48%      11.96%
   (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR VP VISTA CLASS I IS OCTOBER 5, 2001.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                   DISTRIBUTION AND    OTHER        TOTAL ANNUAL FUND
                                   SERVICE (12B-1)     EXPENSES(2)  OPERATING EXPENSES
                 MANAGEMENT FEE    FEES (1)
---------------------------------------------------------------------------------------
VP VISTA
   Class II        0.90%             0.25%               0.00%             1.15%
---------------------------------------------------------------------------------------

(1)  THE 12B-1 FEE IS USED TO COMPENSATE INSURANCE COMPANIES FOR DISTRIBUTION
     AND OTHER SHAREHOLDER SERVICES. FOR MORE INFORMATION, SEE SERVICE FEES AND
     DISTRIBUTION FEES, PAGE X.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you .
.. .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                          1 YEAR         3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
VP Vista
   Class II                $117           $364           $630           $1,390

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers'
principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. To the extent the fund invests in foreign companies, most of those investments will be in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's statement of additional information.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, nonleveraged futures contracts and options, notes, bonds and other debt securities as discussed above. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible securities, which may be rated below investment grade.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The portfolio managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
America Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears.

VP Vista Class II will pay the advisor a unified management fee of 0.90%.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

GLENN A. FOGLE

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Vista since its inception. He joined American
Century in September 1990 and became a portfolio manager in June 1993. He has a bachelor of business administration (management) and an MBA in finance from
Texas Christian University. He is a CFA charterholder.

DAVID M. HOLLOND

Mr. Hollond has been a member of the team that manages VP Vista since August
1998. He joined American Century in 1998 and became a portfolio manager in March
2004. He has a bachelor's degree in Russian and economics from Grinnell College, a master's degree in economics from the University of Wisconsin, a master's degree in international studies from the University of Pennsylvania and an MBA in finance from The Wharton School at the University of Pennsylvania. The
statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUND PERFORMANCE

VP Vista has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's board of directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

     o    for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

     o    for funds that invest in debt securities, a debt security has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers two classes of the fund: Class I (the original class)
and Class II. The shares offered by this prospectus are Class II shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance.
For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

RULE 12B-1 FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Class II shares have a 12b-1 Plan. Under the Plan, the fund's Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's Class I shares. Class I has a total expense ratio that is 0.15% lower than Class II. If Class II had existed during the periods presented, its performance would have been lower because of the additional expenses.

The table on the next page itemizes what contributed to the changes in the Class
I share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

VP Vista - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
-----------------------------------------------------------------------------------
                                                    CLASS I
-----------------------------------------------------------------------------------
                                 2004         2003         2002       2001(1)
PER-SHARE DATA
Net Asset Value,
Beginning of Period             $11.59        $8.15       $10.15       $10.00
-----------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Loss            (0.01)(2)    (0.05)       (0.02)       (0.01)
----------------------------
  Net Realized and
  Unrealized Gain (Loss)          1.82         3.49        (1.98)        0.16
-----------------------------------------------------------------------------------
  Total From
  Investment Operations           1.81         3.44        (2.00)        0.15
-----------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $13.40       $11.59        $8.15       $10.15
===================================================================================
  TOTAL RETURN(3)                15.62%       42.21%      (19.70)%       1.50%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets             1.00%        1.00%        1.00%        1.00%(4)
----------------------------
Ratio of Net Investment Loss
to Average Net Assets           (0.05)%      (0.58)%       (0.29)%      (0.32)%(4)
----------------------------
Portfolio Turnover Rate            252%         262%          294%          50%
----------------------------
Net Assets,
End of Period
(in thousands)                  $9,612       $2,206        $1,164       $1,072
-----------------------------------------------------------------------------------

(1) October 5, 2001 (inception) through December 31, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professional Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room
                      Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       o EDGAR database at sec.gov
                      o By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section
                      Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505

SH-PRS-42205

American Century
Investments
statement of
additional information

MAY 1, 2005

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund
VP Capital Appreciation Fund
VP Global Growth Fund
VP Growth Fund
VP Income & Growth Fund
VP International Fund
VP Large Company Value Fund
VP Mid Cap Value Fund
VP Ultra(R) Fund
VP Value Fund
VP Vista(SM) Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES, DATED MAY 1, 2005, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION

SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT PROSPECTUSES. IF YOU WOULD
LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT THE INSURANCE COMPANY FROM WHICH YOU
PURCHASED THE FUND OR CONTACT US AT THE ADDRESS OR TELEPHONE NUMBERS LISTED ON
THE BACK COVER.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-378-9878.

American Century

Investment Services, Inc., Distributor

THE AMERICAN CENTURY LOGO, AMERICAN CENTURY AND AMERICAN CENTURY INVESTMENTS ARE
SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

THE FUNDS' HISTORY......................................................X

FUND INVESTMENT GUIDELINES..............................................X
      All Funds.........................................................X
      VP Capital Appreciation, VP Global Growth, VP Growth,
      VP International, VP Ultra and VP Vista...........................X
      VP Balanced and VP Income & Growth................................X
      VP Large Company Value, VP Value and VP Mid Cap Value.............X

FUND INVESTMENTS AND RISKS..............................................X
      Investment Strategies and Risks...................................X
      Investment Policies...............................................X
      Temporary Defensive Measures......................................X
      Portfolio Turnover................................................X

MANAGEMENT..............................................................X
      The Board of Directors............................................X
      Ownership of Fund Shares..........................................X
      Code of Ethics....................................................X
      Proxy Voting Guidelines...........................................X
      Disclosure of Portfolio Holdings..................................X

THE FUNDS' PRINCIPAL SHAREHOLDERS.......................................X

SERVICE PROVIDERS.......................................................X
      Investment Advisors...............................................X
      Portfolio Managers................................................X
      Subadvisor........................................................X
      Transfer Agent and Administrator..................................X
      Distributor.......................................................X

OTHER SERVICE PROVIDERS.................................................X
      Custodian Banks...................................................X
      Independent Registered Public Accounting Firm ....................X

BROKERAGE ALLOCATION....................................................X
      All Funds Except Fixed-Income Portion of VP Balanced..............X
      The Fixed Income Portion of VP Balanced...........................X
      Regular Broker-Dealers............................................X

INFORMATION ABOUT FUND SHARES...........................................X
      Multiple Class Structure..........................................X
      Valuation of a Fund's Securities .................................X
      Special Requirements for Large Redemptions........................X

TAXES.................................................................. X
      Federal Income Taxes .............................................X

FINANCIAL STATEMENTS....................................................X

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS..........................X

THE FUNDS' HISTORY

American Century Variable Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 4, 1987.
The corporation was known as TCI Portfolios, Inc. until May 1997. Throughout this statement of additional information we refer to American Century Variable
Portfolios, Inc., as the corporation.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND                                           INCEPTION DATE

VP BALANCED

   Class I                                       05/01/1991

VP CAPITAL APPRECIATION

   Class I                                       11/20/1987

VP GLOBAL GROWTH

   Class I                                       N/A

VP GROWTH

   Class I                                       N/A

VP INCOME & GROWTH

   Class I                                       10/30/1997

   Class II                                      05/01/2002

   Class III                                     06/26/2002

VP INTERNATIONAL

   Class I                                       05/01/1994

   Class II                                      08/15/2001

   Class III                                     05/02/2002

   Class IV                                      05/03/2004

VP LARGE COMPANY VALUE

   Class I                                       12/01/2004

   Class II                                      10/29/2004

VP MID CAP VALUE

   Class I                                       12/01/2004

   Class II                                      10/29/2004

VP ULTRA

   Class I                                       05/01/2001

   Class II                                      05/01/2002

   Class III                                     05/13/2002

VP VALUE

   Class I                                       05/01/1996

   Class II                                      08/14/2001

   Class III                                     05/06/2002

VP VISTA

   Class I                                       10/05/2001

   Class II                                      N/A

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc. or American Century Global Investment Management,
Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on page X.
In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the prospectuses.

Each fund is diversified as defined in the Investment Company Act of 1940 (the
Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than the U.S. government).

ALL FUNDS

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

VP CAPITAL APPRECIATION, VP GLOBAL GROWTH, VP GROWTH,
VP INTERNATIONAL, VP ULTRA AND VP VISTA

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks, convertible securities and equity equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the fund managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested in securities, regardless of the movement of stock or bond prices, generally. However, should a fund's investment methodology fail to identify sufficient acceptable securities, or for any other reason including the desire to take a temporary defensive position, the funds may invest up to 100% of their assets in U.S. government securities.
In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use futures contracts as a way to expose each fund's cash assets to the market while maintaining liquidity. As mentioned in the prospectuses, the managers may not leverage a fund's portfolio; so there is no greater market risk to the funds than if they purchase stocks. See
DERIVATIVE SECURITIES, page xx, SHORT-TERM SECURITIES, page xx and FUTURES AND
OPTIONS, page xx.

VP BALANCED AND VP INCOME & GROWTH

As a matter of fundamental policy, the managers will invest approximately 60% of the VP Balanced  portfolio in equity  securities  and the remainder in bonds and other fixed-income securities.  VP Income & Growth and the equity portion of
VP  Balanced  will  generally  be  invested in equity  securities  of  companies comprising the 1,500 largest publicly traded companies in the United States. The funds'  investment  approach  may cause the equity  portion  to be more  heavily invested in some  industries than in others.  However,  they may not invest more than 25% of the total assets in companies  whose principal  business  activities are in the same  industry.  In addition,  as diversified  investment  companies, their  investments  in a single issuer are limited,  as described  previously in
Fund  Investment  Guidelines.  The  fund  managers  also  may  purchase  foreign
securities,   convertible  securities,   equity-equivalent  securities,  futures
contracts and similar securities, and short-term securities.

The fixed-income portion of VP Balanced generally will be invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities. There are no maturity restrictions on the fixed-income securities in which the fund invests, but under normal conditions, the weighted average maturity for the fixed-income portion of the fund will be in the three-
to 10-year range. The managers will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices are rising, a longer weighted average portfolio maturity may be adopted. The restrictions on the quality of the fixed-income securities the fund may purchase are described in the prospectus. For a description of the fixed-income securities rating system, see EXPLANATION OF FIXED-INCOME SECURITIES RATINGS, page xx.

VP LARGE COMPANY VALUE, VP VALUE AND VP MID CAP VALUE

The managers of VP Large Company Value, VP Value and VP Mid Cap Value will invest primarily in stocks of companies that the managers believe are undervalued at the time of purchase. The fund managers usually will purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, notes, bonds and other debt securities.

Income is a secondary objective of VP Large Company Value, VP Value and VP Mid
Cap Value. As a result, a portion of the funds' assets may consist of debt securities.

VP Large Company Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Index.

VP Value invests in companies of all sizes. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities.
Since the fund invests in companies of all sizes on an ongoing basis, it may be best characterized as a multi-capitalization value fund that has historically correlated with mid-cap value indices.

VP Mid Cap Value invests primarily in mid cap companies. Under normal market conditions, the fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization of the Russell 3000 Index, excluding the largest 100 such companies.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

FOREIGN SECURITIES

Each fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

An unlimited portion of each fund's total assets may be invested in the securities of foreign issuers, except for VP Value, which may invest up to 35%
of its assets in foreign securities, and VP Large Company Value and VP Mid Cap
Value, which may invest up to 20% of their assets in foreign securities. In addition, VP Large Company Value, VP Value and VP Mid Cap Value will limit their purchases of foreign securities to those of issuers whose principal business activities are located in developed countries. The funds consider developed countries to include Australia, Austria, Belgium, Bermuda, Canada, Denmark,
Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg,
The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and buy currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds may invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

FOREIGN CURRENCY TRANSACTIONS AND FORWARD EXCHANGE CONTRACTS

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1)  SETTLEMENT HEDGES OR TRANSACTION HEDGES. When the fund managers wish to lock in the U.S. dollar price of a foreign currency-denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a "settlement hedge" or "transaction hedge," protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., "settled"). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the fund managers. This strategy is often referred to as "anticipatory hedging."

(2)  POSITION HEDGES. When the fund managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S.
     dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a "position hedge." For example, if a fund owned securities denominated in Euros, it could enter into a forward contract to sell Euros in return for U.S. dollars to hedge against possible declines in the Euro's value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund's existing investments are denominated. This type of hedge, often called a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

     At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract.
     Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  SHIFTING CURRENCY EXPOSURE (VP GLOBAL GROWTH AND VP INTERNATIONAL ONLY).
     These funds may also enter into forward contracts to shift their investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the fund managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the fund managers anticipate. For example, if a currency's value rose at a time when the fund manager hedged a fund by selling the currency in exchange for
U.S. dollars, a fund would not participate in the currency's appreciation.
Similarly, if the fund managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the fund managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The funds will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of a fund's commitments under forward contracts.

DEBT SECURITIES

The managers believe that common stocks and other equity and equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The funds may invest, however, in any security the managers believe has the potential for capital appreciation. When the managers believe that the total return potential of other securities equals or exceeds the potential return of equity securities, each fund may invest in such other securities. The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies. The funds will attempt to stay fully invested regardless of the movement of stock and bond prices generally.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. All funds, except VP Large Company Value, VP Value and VP Mid Cap Value generally will limit their purchases of debt securities to investment-grade obligations. For long-term debt obligations, this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by
Standard & Poor's Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A
BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See EXPLANATION OF FIXED INCOME SECURITIES
RATINGS, page xx.

VP Large Company Value, VP Value and VP Mid Cap Value may invest up to 5% of their assets in high-yield securities. These securities, sometimes referred to as "junk bonds," are higher risk debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.
There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P, or their equivalent, are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by a fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the fund's investment objective. See EXPLANATION OF FIXED INCOME
SECURITIES RATINGS, page xx.

VP Large Company Value, VP Value and VP Mid Cap Value may invest up to 5% of their assets in high-yield securities. If the aggregate value of high-yield securities exceeds 5% because of their market appreciation or other assets'
depreciation, the funds will not necessarily sell them. Instead, the fund managers will not purchase additional high-yield securities until their value is less than 5% of a fund's assets. Fund managers will monitor these investments to determine whether holding them will likely help the fund meet its investment objectives.

In addition to other factors that will affect its value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund's shares.

SOVEREIGN DEBT OBLIGATIONS (VP GLOBAL GROWTH AND VP INTERNATIONAL)

The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

CONVERTIBLE SECURITIES

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

EQUITY EQUIVALENTS

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

The funds may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The fund also may purchase securities of such issuers in foreign markets, either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.

SHORT SALES

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

o    through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

o    the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

SWAP AGREEMENTS

Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cash flows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer.
The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

The funds may invest a portion of their assets in the equity securities of issuers with limited operating histories. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

MUNICIPAL NOTES

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

MUNICIPAL BONDS

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: General Obligation bonds and Revenue bonds.

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and seaport facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of Revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED (VP BALANCED)

VP Balanced may invest in fixed rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the fund to tender (or put) its bonds to an institution at periodic intervals and to receive the principal amount thereof.
The fund managers expect that the fund will pay more for securities with puts attached than for securities without these liquidity features. The fund managers may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the fund's investments.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the fund's weighted average maturity. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the fund will purchase obligations with puts attached only from sellers deemed creditworthy by the fund managers under the direction of the Board of Directors.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

INVERSE FLOATERS (VP BALANCED)

An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which typically is held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

SHORT-TERM SECURITIES

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

o    Commercial Paper;

o    Certificates of Deposit and Euro Dollar Certificates of Deposit;

o    Bankers' Acceptances;

o    Short-term notes, bonds, debentures or other debt instruments;

o    Repurchase agreements; and

o    Money Market funds.

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to

(a)  3% of the total voting stock of any one investment company;

(b)  5% of the fund's total assets with respect to any one investment company;
     and

(c)  10% of a fund's total assets in the aggregate.

These investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

(a)  3% of the total voting stock of any one investment company;

(b)  5% of the fund's total assets with respect to any one investment company;
     and

(c)  10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depository Receipts (SPDRs) and the NASDAQ - 100 index - tracking ETF (CUBES or
QQQQs), with the same percentage limitations as investments in registered investment companies. ETFs are a type of index fund bought and sold on a security exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risk of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

FUTURES AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the funds' securities (taking a short futures position);

o    protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position); or

o    provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds, for fixed-income funds, or the S&P
500 Index, for equity funds. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases, the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalent or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. "Restricted securities" include securities that cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as rules 144 or 144A), or that are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered
"restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT             POLICY

Senior Securities   A fund may not issue senior securities, except as permitted under the Investment Company Act.

Borrowing           A fund may not borrow money, except for temporary or
                    emergency purposes (not for leveraging or investment) in an amount not exceeding 331/3% of the fund's total assets.

Lending             A fund may not lend any security or make any other loan if, as a result, more than 331/3% of the fund's total assets
                    would be lent to other parties except, (i) through the
                    purchase of debt securities in accordance with its
                    investment objective, policies and limitations or (ii) by
                    engaging in repurchase agreements with respect to portfolio securities.

Real Estate         A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                    This policy shall not prevent a fund from investing in
                    securities or other instruments backed by real estate or
                    securities of companies that deal in real estate or are
                    engaged in the real estate business.

Concentration       A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                    issued or guaranteed by the U.S. government or any of its
                    agencies or instrumentalities).

Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.

Commodities         A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                    instruments, provided that this limitation shall not
                    prohibit the fund from purchasing or selling options and
                    futures contracts or from investing in securities or other instruments backed by physical commodities.

Control             A fund may not invest for purposes of exercising control
                    over management.

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACGIM-advised or ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
     States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT             POLICY

Leveraging          A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of
                    the total assets of the fund.

Liquidity           A fund may not purchase any security or enter into a
                    repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities.
                    Illiquid securities include repurchase agreements not
                    entitling the holder to payment of principal and interest
                    within seven days, and securities that are illiquid by
                    virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales         A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to
                    constitute selling securities short.

Margin              A fund may not purchase securities on margin, except to
                    obtain such short-term credits as are necessary for the
                    clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on
                    margin.

Futures and         A fund may enter into futures contracts and write and buy
Options             put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.

Issuers with        The funds may invest a portion of their assets in the
Limited             securities of issuers with limited operating histories. An
Operating           issuer is considered to have a limited operating history if
Histories           that issuer has a record of less than three years of
                    continuous operation. Periods of capital formation,
                    incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation. VP
                    Balanced, VP Capital Appreciation, VP Global Growth, VP
                    Growth, VP Income & Growth, VP International, VP Large
                    Company Value, VP Mid Cap Value, VP Ultra, VP Value may
                    invest up to 5% of their assets in such companies. VP Vista may invest up to 10% of its assets in such companies.

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

o    interest-bearing bank accounts or certificates of deposit

o    U.S. government securities and repurchase agreements collateralized by U.S.
     government securities

o    other money market funds

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is listed in the Financial Highlights table in that fund's prospectus.

VP INCOME & Growth

The fund managers will consider the length of time a security has been held in determining whether to sell it. Accordingly, the fund's portfolio turnover is not expected to exceed 100%.

VP LARGE COMPANY VALUE

The fund managers of VP Large Company Value purchase portfolio securities with a view to the long-term investment merits of each security and, consequently, the fund may hold its investment securities for several years. However, the decision to purchase or sell any security is ultimately based upon the anticipated contribution of the security to the stated objective of the fund. In order to achieve the fund's objective, the fund managers may sell a given security regardless of the time it has been held in the portfolio. Portfolio turnover may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income. In addition, the fund managers may sell some securities to realize losses that can be used to offset realized capital gains. They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of the security. Higher turnover would also generate correspondingly higher brokerage commissions, which is a cost the fund pays directly.

OTHER FUNDS

With respect to each other fund, the managers may sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions.
However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM) or American Century
Global Investment Management, Inc. (ACGIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services, LLC (ACS LLC).

The other directors, (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACGIM, ACIS and ACS LLC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the 13 other investment companies advised by ACGIM or ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                         POSITION(S)    LENGTH                                     COMPLEX        OTHER
                         HELD           OF TIME                                    OVERSEEN       DIRECTORSHIPS
NAME, ADDRESS            WITH           SERVED     PRINCIPAL OCCUPATION(S)         BY             HELD BY
(YEAR OF BIRTH)          FUND           (YEARS)    DURING PAST 5 YEARS             DIRECTOR       DIRECTOR

INTERESTED DIRECTORS

James E. Stowers, Jr. (1) Director,     46        Founder, Director and            54             None
4500 Main Street          Co-Vice                 Controlling Shareholder, ACC
Kansas City, MO 64111     Chairman                Chairman, ACC (January 1995 to
(1924)                                            December 2004)
                                                  Chairman, ACS LLC and
                                                  other ACC subsidiaries
                                                  Director, ACIM, ACGIM, ACS LLC
                                                  and other ACC subsidiaries

James E. Stowers III (1)  Director,     14        Chairman, ACC (January 2005 to   54             None
4500 Main Street          Co-Vice                 present)
Kansas City, MO 64111     Chairman                Co-Chairman, ACC
(1959)                                            (September 2000 to December 2004)
                                                  Chief Executive Officer, ACC
                                                  (June 1996 to September 2000)
                                                  Director, ACC, ACIM, ACGIM,
                                                  ACS LLC and other
                                                  ACC subsidiaries

INDEPENDENT DIRECTORS

Thomas A. Brown           Director      24        Retired, formerly Chief          54             None
4500 Main Street                                  Executive Officer/Treasurer,
Kansas City, MO 64111                             ASSOCIATED BEARINGS COMPANY,
(1940)                                            a corporation engaged in
                                                  the sale of bearings and
                                                  power transmission products

Andrea C. Hall, Ph.D.     Director      7         Senior Vice President,           54             None
4500 Main Street                                  MIDWEST RESEARCH INSTITUTE
Kansas City, MO 64111
(1945)

D.D. (Del) Hock           Director      8         Retired, formerly Chairman,      54             Director,
4500 Main Street                                  PUBLIC SERVICE COMPANY                          ALLIED MOTION
Kansas City, MO 64111                             OF COLORADO                                     TECHNOLOGIES, INC.
(1935)

Donald H. Pratt           Director,     9         Chairman,                        54             Director, ATLAS-COPCO,
4500 Main Street          Chairman                WESTERN INVESTMENTS, INC.                       NORTH AMERICA INC.
Kansas City, MO 64111     of the                  Retired Chairman of the Board,
(1937)                    Board                   BUTLER MANUFACTURING COMPANY

Gale E. Sayers            Director      4         President, Chief Executive       54             Director, TRIAD
4500 Main Street                                  Officer and Founder,                            HOSPITALS, INC.
Kansas City, MO 64111                             SAYERS 40, INC.
(1943)

M. Jeannine Strandjord    Director      10        Senior Vice President and Chief  54             Director, DST
4500 Main Street                                  Integration Officer, SPRINT                     SYSTEMS, INC.
Kansas City, MO 64111                             CORPORATION                                     Director, EURONET
(1945)                                            (September 2003 to present)                     WORLDWIDE, INC.
                                                  Senior Vice President- Financial
                                                  Services
                                                  SPRINT CORPORATION
                                                  (January 2003 to September 2003)
                                                  Senior Vice President-Finance,
                                                  Global Markets Group
                                                  SPRINT CORPORATION
                                                  (November 1998 to January 2003)

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                         POSITION(S)    LENGTH                                     COMPLEX        OTHER
                         HELD           OF TIME                                    OVERSEEN       DIRECTORSHIPS
NAME, ADDRESS            WITH           SERVED     PRINCIPAL OCCUPATION(S)         BY             HELD BY
(YEAR OF BIRTH)          FUND           (YEARS)    DURING PAST 5 YEARS             DIRECTOR       DIRECTOR

INDEPENDENT DIRECTORS

Timothy S. Webster       Director       3          President and Chief             54             Director,
4500 Main Street                                   Executive Officer,                             AMERICAN ITALIAN
Kansas City, MO 64111                              AMERICAN ITALIAN PASTA                         PASTA COMPANY
(1961)                                             COMPANY

OFFICERS

William M. Lyons         President      4          Chief Executive Officer, ACC    Not            Not
4500 Main St.                                      and other ACC subsidiaries      applicable     applicable
Kansas City, MO 64111                              (September 2000 to present)
(1955)                                             President, ACIS
                                                   (July 2003 to present)
                                                   President, ACC
                                                   (June 1997 to present)
                                                   President, ACIM
                                                   (SEPTEMBER 2002 TO PRESENT)
                                                   Chief Operating Officer, ACC
                                                   (June 1996 to September 2000)
                                                   Also serves as: Executive Vice
                                                   President, ACS LLC
                                                   and other ACC subsidiaries
                                                   Director, ACIM and ACGIM

Robert  T. Jackson       Executive      9          Chief Administrative Officer,   Not            Not
4500 Main St.            Vice                      ACC (August 1997 to present)    applicable     applicable
Kansas City, MO 64111    President                 Chief Financial Officer, ACC
(1946)                                             (May 1995 to October 2002)
                                                   Chairman, AMERICAN CENTURY VENTURES,
                                                   INC. (April 2004 to present)
                                                   President, ACS LLC
                                                   (January 1999 to present)
                                                   Executive Vice President,
                                                   ACC (May 1995 to present)
                                                   Also serves as: Executive
                                                   Vice President and Chief
                                                   Financial Officer, ACIM, ACIS
                                                   and other ACC subsidiaries, and
                                                   Treasurer, ACIM

Maryanne Roepke          Senior         4          Senior Vice President            Not           Not
4500 Main St.            Vice                      (April 1998 to present)          applicable    applicable
Kansas City, MO 64111    President,                and Assistant Treasurer
(1956)                   Treasurer                 (September 1985 to present),
                         and Chief                 ACIM, ACIS AND ACS LLC
                         Accounting
                         Officer

David C. Tucker          Senior         4          Senior Vice President and       Not            Not
4500 Main St.            Vice                      General Counsel, ACIM, ACIS,    applicable     applicable
Kansas City, MO 64111    President                 ACS LLC and other ACC
(1958)                   and                       subsidiaries (June 1998 to present)
                         General                   Vice President and General
                         Counsel                   Counsel, ACC
                                                   (June 1998 to present)

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                         POSITION(S)    LENGTH                                     COMPLEX        OTHER
                         HELD           OF TIME                                    OVERSEEN       DIRECTORSHIPS
NAME, ADDRESS            WITH           SERVED     PRINCIPAL OCCUPATION(S)         BY             HELD BY
(YEAR OF BIRTH)          FUND           (YEARS)    DURING PAST 5 YEARS             DIRECTOR       DIRECTOR

OFFICERS

Charles C.S. Park          Vice         4          Chief Compliance Officer, ACS   Not            Not
4500 Main St.              President,              LLC, ACIM and ACGIM (March      applicable     applicable
Kansas City, MO 64111      and          less than  2005 to present)
(1963)                     Chief        1 year     Vice President, ACS LLC
                           Compliance              (February 2000 to present)
                           Officer                 Assistant General Counsel, ACS
                                                   LLC (January 1998 to March 2005)

Robert Leach               Controller   7          Vice President, ACS LLC         Not            Not
4500 Main St.                                      (February 2000 to present)      applicable     applicable
Kansas City, MO 64111                              Controller-Fund Accounting,
(1966)                                             ACS LLCC (June 1997 to present)

Jon Zindel                 Tax Officer  7          Vice President, Corporate Tax,  Not            Not
4500 Main St.                                      ACS LLC  (April 1998 to         applicable     applicable
Kansas City, MO 64111                              present) Vice President, ACIM,
(1967)                                             ACIS and other ACC subsidiaries
                                                   (April 1999 to present)
                                                   President, AMERICAN CENTURY
                                                   EMPLOYEE BENEFIT SERVICES, INC.
                                                   (January 2000 to December 2000)
                                                   Director, AMERICAN CENTURY
                                                   EMPLOYEE BENEFIT SERVICES, INC.
                                                   (February 2000 to December 2003)
                                                   Treasurer, AMERICAN CENTURY
                                                   EMPLOYEE BENEFIT SERVICES, INC.
                                                   (December 2000 to December 2003)
                                                   Treasurer, AMERICAN CENTURY
                                                   VENTURES, INC.
                                                   (December 1999 to April 2001)

On December 23, 1999, American Century Services, LLC (ACS LLC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services provided by ACS LLC (the Agreement). For its software, ACS LLC pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through
December 31, 2004, DST received $24,917,209 in fees from ACS LLC. DST's revenue for the calendar year ended December 31, 2004 was approximately $2.43 billion.

Ms. Strandjord is a director of DST and a holder of 30,916 shares and possesses options to acquire an additional 55,890 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACS LLC.
DST was chosen by ACS LLC for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS
LLC. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms.
Strandjord's role as a director of DST was not considered by ACS LLC; she was not involved in any way with the negotiations between ACS LLC and DST; and her status as a director of either DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms. Strandjord's ability to serve as an independent director under the Investment Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine.
They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Although the Board of Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the
Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Directors oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement and any subadvisory aagreement. The advisor and, if applicable, subadvisor provide the board with monthly, quarterly, or annual analyses of its performance in the following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Management of brokerage commission and trading costs (equity funds only);

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund accounting services provided (including the valuation of portfolio securities);

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the advisor and the fair market value of the services provided. To assess these factors, the board reviews both the advisor's performance and that of its peers, as reported by independent gathering services such as Lipper
Analytical Services (for fund performance and expenses) and National Quality
Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to the advisor or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant, and the advisor's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of the advisor's profits in respect to the management of the American
Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of the advisor's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by the advisor has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by the advisor in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered the advisor's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the management fee structures are fair and reasonable and that the investment management contracts, as described above, should be continued.

COMMITTEES

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                            NUMBER OF MEETINGS
                                                                                                HELD DURING
COMMITTEE         MEMBERS                 FUNCTION                                           LAST FISCAL YEAR

Executive         James E. Stowers, Jr.   The Executive Committee performs the functions           0
                  James E. Stowers III    of the Board of Directors between board meetings,
                  Donald H. Pratt         subject to the limitations on its power set out in
                                          the Maryland General Corporation Law, and except
                                          for matters required by the Investment Company
                                          Act to be acted upon by the whole board.

Compliance        Andrea C. Hall, PhD     The Compliance and Shareholder Communications            4
and Shareholder   Thomas A. Brown         Committee reviews the results of the funds'
Communications    Gale E. Sayers          compliance testing program, reviews quarterly
                  M. Jeannine Strandjord  reports from the Communications advisor to the board regarding various compliance matters
                                          and monitors the implementation of the funds'
                                          Code of Ethics, including any violations.

Audit             D.D. (Del) Hock         The Audit Committee approves the engagement of the       4
                  Donald H. Pratt         funds' independent registered public accounting
                  Timothy S. Webster      firm, recommends approval of such engagement to
                                          the independent directors, and oversees the
                                          activities of the funds' independent registered
                                          public accounting firm. The Committee receives
                                          reports from the advisor's Internal Audit
                                          Department, which is accountable to the
                                          Committee. The Committee also receives reporting
                                          about compliance matters affecting the funds.

                                                                                             NUMBER OF MEETINGS
                                                                                             HELD DURING
COMMITTEE         MEMBERS                 FUNCTION                                           LAST FISCAL YEAR

Governance        Donald H. Pratt         The Governance Committee primarily considers and         1
                  M. Jeannine Strandjord  recommends individuals for nomination as directors.
                  Thomas A. Brown         The names of potential director candidates are
                                          drawn from a number of sources, including
                                          recommendations from members of the board,
                                          management and shareholders. See NOMINATIONS
                                          OF DIRECTORS below. This committee also reviews
                                          and makes recommendations to the board with
                                          respect to the composition of board committees
                                          and other board-related matters, including its
                                          organization, size, composition, responsibilities,
                                          functions and compensation.

Fund Performance  Timothy S. Webster      The Fund Performance Review Committee reviews            4
                  Donald H. Pratt         quarterly the investment activities and strategies
                  Thomas A. Brown         used to manage fund assets. The committee regularly
                  Andrea C. Hall, Ph.D.   receives reports from portfolio managers and other
                  D.D. (Del) Hock         investment personnel concerning the funds'
                  Gale E. Sayers          investments.
                  M. Jeannine Strandjord

NOMINATIONS OF DIRECTORS

As indicated in the table above, the Governance Committee is responsible for identifying, evaluating and recommending qualified candidates for election to the funds' Board of Directors. While the Governance Committee largely considers nominees from searches that it conducts, the Committee will consider director candidates submitted by shareholders. Any shareholder wishing to submit a candidate for consideration should send the following information to the
Corporate Secretary, American Century Funds, 4500 Main Street, Kansas City, MO
64111-7709:

o    Shareholder's name, the fund name and number of fund shares owned and length of period held;

o    Name, age and address of the candidate;

o    A detailed resume describing among other things the candidate's educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

o    Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of directors in an election contest pursuant to Regulation 14A under the Securities Exchange
     Act of 1934;

o    Number of fund shares owned by the candidate and length of time held;

o    A supporting statement which (i) describes the candidate's reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy;

o    A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate Secretary will promptly forward such materials to the Governance
Committee chairman. The Corporate Secretary also will maintain copies of such materials for future reference by the Governance Committee when filling board positions.

Shareholders may submit potential director candidates at any time pursuant to these procedures. The Governance Committee will consider such candidates if a vacancy arises or if the board decides to expand its membership, and at such other times as the Governance Committee deems necessary or appropriate.

COMPENSATION OF DIRECTORS

The directors serve as directors for six American Century investment companies.
Each director who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the period indicated and by the six investment companies served by the board to each director who is not an interested person as defined in the Investment Company
Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2004

                                                          TOTAL COMPENSATION
                                TOTAL COMPENSATION        THE AMERICAN CENTURY
                                FROM THE FUNDS(1)         FAMILY OF FUNDS(2)

Thomas A. Brown                    $xxxxx                      $xxxxx

Andrea C. Hall, Ph.D.              $xxxxx                      $xxxxx

D.D. (Del) Hock                    $xxxxx                      $xxxxx

Donald H. Pratt                    $xxxxx                      $xxxxx

Gale E. Sayers                     $xxxxx                      $xxxxx

M. Jeannine Strandjord             $xxxxx                      $xxxxx

Timothy S. Webster                 $xxxxx                      $xxxxx

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS DURING THE FISCAL YEAR ENDED
     DECEMBER 31, 2004, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF
     THE DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE FIVE INVESTMENT COMPANY MEMBERS OF THE
     AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD AT THE END OF THE
     FISCAL YEAR. THE TOTAL AMOUNT OF DEFERRED COMPENSATION INCLUDED IN THE
     PRECEDING TABLE IS AS FOLLOWS: MR. BROWN, $XXXXX; DR. HALL, $XXXXX; MR.
     HOCK, $XXXXX; MR. PRATT, $XXXXX; AND MR. WEBSTER, $XXXXX.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended December 31, 2004.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2004 as shown in the table below. Because VP Global Growth and VP Growth were not in operation as of the calendar year end, they are not included in the tables below.

                                                                     NAME OF DIRECTORS

                                                    JAMES E.     JAMES E.     THOMAS A.     ANDREA C.
                                                  STOWERS, JR.  STOWERS III     BROWN      HALL, PH.D.
Dollar Range of Equity Securities in the Funds:

   VP Balanced                                         A             A            A             A
   VP Capital Appreciation                             A             A            A             A
   VP Income & Growth                                  A             A            A             A
   VP International                                    A             A            A             A
   VP Large Company Value                              A             A            A             A
   VP Mid Cap Value                                    A             A            A             A
   VP Ultra                                            A             A            A             A
   VP Value                                            A             A            A             A
   VP Vista                                            A             A            A             A

Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                         E             E            E             E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                                                     NAME OF DIRECTORS

                                                D.D. (DEL)  DONALD   GALE E.  M. JEANNINE  TIMOTHY
                                                  HOCK     H. PRATT  SAYERS   STRANDJORD   WEBSTER

Dollar Range of Equity Securities in the Funds:
   VP Balanced                                      A          A        A          A          A
   VP Capital Appreciation                          A          A        A          A          A
   VP Income & Growth                               A          A        A          A          A
   VP International                                 A          A        A          A          A
   VP Large Company Value                           A          A        A          A          A
   VP Mid Cap Value                                 A          A        A          A          A
   VP Ultra                                         A          A        A          A          A
   VP Value                                         A          A        A          A          A
   VP Vista                                         A          A        A          A          A

Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                      E          E        D          E          E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds, their investment advisor, principal underwriters and, if applicable, subadvisor have adopted a code of ethics under Rule 17j-1 of the Investment
Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

o    Election of Directors

o    Ratification of Selection of Auditors

o    Equity-Based Compensation Plans

o    Anti-Takeover Proposals

     =    Cumulative Voting
     =    Staggered Boards
     =    "Blank Check" Preferred Stock
     =    Elimination of Preemptive Rights
     =    Non-targeted Share Repurchase
     =    Increase in Authorized Common Stock
     =    "Supermajority" Voting Provisions or Super Voting Share Classes
     =    "Fair Price" Amendments
     =    Limiting the Right to Call Special Shareholder Meetings
     =    Poison Pills or Shareholder Rights Plans
     =    Golden Parachutes
     =    Reincorporation
     =    Confidential Voting
     =    Opting In or Out of State Takeover Laws

o    Shareholder Proposals Involving Social, Moral or Ethical Matters

o    Anti-Greenmail Proposals

o    Changes to Indemnification Provisions

o    Non-Stock Incentive Plans

o    Director Tenure

o    Directors' Stock Options Plans

o    Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's Web site at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor (ACIM or ACGIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio holdings are made available to the public quarterly with a lag of
30 days. These are posted on americancentury.com on the 31st day after the end of each fiscal quarter. In addition, full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

Top 10 holdings are made available to the public monthly with a lag of 30 days.
These holdings are posted monthly on americancentury.com. From time to time the advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the advisor determines to be in the best interests of shareholders.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes. In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the advisor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading).

Non-disclosure agreements require the approval of the advisor's Legal
Department. The advisor's chief investment officer, general counsel and chief compliance officer receive quarterly reports detailing which clients received accelerated disclosure, when they received it and the purposes of such disclosure. The chief compliance officer is required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those service providers who have entered such non-disclosure agreements as of
February 15, 2005 are as follows:

Aetna Inc.
American Express Financial Corporation
American Fidelity Assurance Co.
Ameritas Life Insurance Corporation
Annuity Investors Life Insurance Company
Asset Services Company L.L.C.
AUL/American United Life Insurance Company
Bell Globemedia Publishing
Bellwether Consulting, LLC
Bidart & Ross
Business Men's Assurance Co. of America
Callan Associates, Inc.
Commerce Bank, N.A.
Connecticut General Life Insurance Company
Defined Contribution Advisors, Inc.
EquiTrust Life Insurance Company
Farm Bureau Life Insurance Company
First MetLife Investors Insurance Company
Frank Russell Company
Fund Evaluation Group, LLC
Gartmore Mutual Fund Capital Trust (GMFCT)
Hewitt Associates LLC
ICMA Retirement Corporation
ING
ING Life Insurance & Annuity Co.
Investors Securities Services, Inc.
Iron Capital Advisors
J.P. Morgan Retirement Plan Services LLC
Jefferson National Life Insurance Company
Jefferson Pilot Financial
Jeffrey Slocum & Associates, Inc.
Kansas City Life Insurance Company
Kmotion, Inc.
Lipper Inc.
Manulife Financial
Massachusetts Mutual Life Insurance Company
Merrill Lynch
MetLife Investors Insurance Company
MetLife Investors Insurance Company of California
Midland National Life Insurance Company
Minnesota Life Insurance Company
Morgan Stanley DW, Inc.
Morningstar Associates LLC
Morningstar Investment Services, Inc.
Mutual of America Life Insurance Company
National Life Insurance Company
Nationwide Financial
NYLife Distributors, LLC
Principal Life Insurance Company
Prudential Financial
S&P Financial Communications
SAFECO Life
Scotia McLeod
Scudder Distributors, Inc.
Security Benefit Life Insurance Co.
Skandia
Smith Barney
State Street Global Markets
SunTrust Bank
The Guardian Life Insurance & Annuity Company, Inc.
The Lincoln National Life Insurance Company
The Union Central Life Insurance Company
Trusco Capital Management
Union Bank of California, N.A.
VALIC Financial Advisors
VALIC Retirement Services Company
Vestek
Wachovia Bank, N.A.
Wells Fargo Bank, N.A.

DISCLOSURE IN ONE-ON-ONE PRESENTATIONS

From time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP without special authorization. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

OTHER

Various service providers to the funds and the funds' advisor, such as auditors, custodians and brokers involved in the execution of fund trades, must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

ADDITIONAL SAFEGUARDS

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
board of directors exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receives any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of April X, 2005 the following companies, beneficial or of record, were the record owners of more than 5% of the outstanding shares of any class of a fund.
Because VP Global Growth, VP Growth and VP Vista Class II were not in operation as of April X, 2005, they are not included in the table below.

                                              PERCENTAGE OF          PERCENTAGE OF
                                            OUTSTANDING SHARES    OUTSTANDING SHARES
FUND/CLASS   SHAREHOLDER                     OWNER OF RECORD      OWNED BENEFICIALLY(1)

VP BALANCED
   Class I

           Nationwide Insurance Company             XX%                XX%
           Columbus, OH

           Symetra Financial Services               XX%                XX%
           Redmond, WA

           Lincoln National Life Insurance          XX%                XX%
           Fort Wayne, IN

           Lincoln Life & Annuity                   XX%                XX%
           Company of New York
           Fort Wayne, IN

VP CAPITAL APPRECIATION
   Class I

           Nationwide Insurance Company             XX%                XX%
           Columbus, OH

           Mutual of America                        XX%                XX%
           New York, NY

VP INCOME & GROWTH
   Class I

           Nationwide Insurance Company             XX%                XX%
           Columbus, OH

           CM Life Insurance Company                XX%                XX%
           Springfield, MA

           Massachusetts Mutual                     XX%                XX%
           Life Insurance Co.
           Springfield, MA

   Class II

           Nationwide Insurance Company             XX%                XX%
           Columbus, OH

           Minnesota Mutual Life                    XX%                XX%
           Saint Paul, MN

   Class III

           Nationwide Insurance Company             XX%                XX%
           Columbus, OH

VP INTERNATIONAL
   Class I

           Nationwide Insurance Company             XX%                XX%
           Columbus, OH

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN )
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                              PERCENTAGE OF          PERCENTAGE OF
                                            OUTSTANDING SHARES    OUTSTANDING SHARES
FUND/CLASS   SHAREHOLDER                     OWNER OF RECORD      OWNED BENEFICIALLY(1)

VP INTERNATIONAL
   Class I

           IDS Life Insurance Company               XX%                XX%
           Minneapolis, MN

           M L P F & S                              XX%                XX%
           Jacksonville, FL
   Class II

           IDS Life Insurance Company               XX%                XX%
           Minneapolis, MN

   Class III

           Nationwide Insurance Company             XX%                XX%
           Columbus, OH

   Class IV

           Nationwide Insurance Company             XX%                XX%
           Columbus, OH

VP LARGE COMPANY VALUE
   Class I

   Class II

           American Century Investment              XX%                XX%
           Management, Inc.
           Kansas City, MO

VP MID CAP VALUE
   Class I

   Class II

           American Century Investment              XX%                XX%
           Management, Inc.
           Kansas City, MO
VP ULTRA
   Class I

           Nationwide Insurance Company             XX%                XX%
           Columbus, OH

           First Variable Life Insurance Company    XX%                XX%
           Des Moines, IA

           Principal Life Insurance Company         XX%                XX%
           Des Moines, IA

           Travelers Insurance Company              XX%                XX%
           Hartford, CT

   Class II

           Minnesota Mutual Life                    XX%                XX%
           Saint Paul, MN

           Nationwide Insurance Company             XX%                XX%
           Columbus, OH

           Security Benefit Life                    XX%                XX%
               FBO SBL Advance Designs
               Topeka, KS

           American Enterprise Life                 XX%                XX%
           Minneapolis, MN

   Class III

           Nationwide Insurance Company             XX%                XX%
           Columbus, OH

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                              PERCENTAGE OF          PERCENTAGE OF
                                            OUTSTANDING SHARES    OUTSTANDING SHARES
FUND/CLASS   SHAREHOLDER                     OWNER OF RECORD      OWNED BENEFICIALLY(1)

VP VALUE
   Class I

           Nationwide Insurance Company             XX%                XX%
           Columbus, OH

           IDS Life Insurance Company               XX%                XX%
           Minneapolis, MN

           CM Life Insurance Company                XX%                XX%
           Springfield, MA

   Class II

           IDS Life Insurance Company               XX%                XX%
           Minneapolis, MN

           Nationwide Insurance Company             XX%                XX%
           Columbus, OH

           Principal Life Insurance Company         XX%                XX%
           Des Moines, IA

   Class III

           Nationwide Insurance Company.            XX%                XX%
           Columbus, OH

VP VISTA
   Class I

           National Life of Vermont                 XX%                XX%
           Montpelier, VT

           Farm Bureau Life Insurance Company       XX%                XX%
           West Des Moines, IA

           Modern Woodmen of America                XX%                XX%
           West Des Moines, IA

           Equitrust Life Insurance Company         XX%                XX%
           West Des Moines, IA

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. Although Nationwide Life Insurance Company and IDS
Life Insurance Company are each the record owner of more than 25% of the shares of the company (ACVP), neither is a "control person" of the company because it is not the beneficial owner of such shares. Pursuant to the requirements of the
Investment Company Act of 1940, all votes submitted by Nationwide Life Insurance
Company and IDS Life Insurance Company are required to reflect the voting instructions of the beneficial owners of such shares. Nationwide Life Insurance
Company and IDS Life Insurance Company are not permitted to exercise their discretion in voting shares they do not beneficially own. The funds are unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of American Century Variable Portfolios, Inc. As of April X,
2005, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACGIM, ACIS and ACS LLC are each wholly owned, directly or indirectly, by
ACC. James E. Stowers, Jr., controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds except VP International and VP Global Growth.
American Century Global Investment Management, Inc. (ACGIM) serves as the investment advisor for VP International and VP Global Growth. A description of the responsibilities of the advisor (ACIM or ACGIM) appears in each prospectus under the heading MANAGEMENT.

For services provided to each fund, the advisor receives a fee based on a percentage of the net assets of each fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying the fee rate calculation formula indicated on the tables below. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. The management fee schedules for the funds appear below:

FUND                      CLASS                      PERCENTAGE OF STRATEGY ASSETS

VP Balanced               Class I                    0.90% of first $250 million
                                                     0.85% of the next $250 million
                                                     0.80% over $500 million

VP Capital Appreciation   Class I                    1.00% of first $500 million
                                                     0.95% of the next $500 million
                                                     0.90% over $1 billion

VP Global Growth          Class I                    1.30% of first $1 billion
                                                     1.15% of the next billion
                                                     1.05% over $2 billion
VP Growth                 Class I                    1.00%

VP Income & Growth        Class I, Class II &        0.70% of first $10 billion
                          Class III                  0.65% over $10 billion

VP International          Class I & Class III        1.50% of first $250 million
                                                     1.20% of the next $250 million
                                                     1.10% over $500 million

                          Class II & Class IV        1.40% of first $250 million
                                                     1.10% of the next $250 million
                                                     1.00% over $500 million

VP Large Company Value    Class I                    0.90% of the first $1 billion
                                                     0.80% of the next $4 billion
                                                     0.70% over $5 billion

                          Class II                   0.80% of the first $1 billion
                                                     0.70% of the next $4 billion
                                                     0.60% over $5 billion
VP Mid Cap Value          Class I                    1.00%

                          Class II                   0.90%

FUND                      CLASS                      PERCENTAGE OF STRATEGY ASSETS

VP Ultra                  Class I & Class III        1.000% of first $20 billion
                                                     0.950% of next $10 billion
                                                     0.925% of next $10 billion
                                                     0.900% of next $10 billion
                                                     0.875% over $50 billion

                           Class II                  0.900% of first $20 billion
                                                     0.850% of next $10 billion
                                                     0.825% of next $10 billion
                                                     0.800% of next $10 billion
                                                     0.775% over $50 billion

VP Value                   Class I & Class III       1.00% of first $500 million
                                                     0.95% of the next $500 million
                                                     0.90% over $1 billion

                           Class II                  0.90% of first $500 million
                                                     0.85% of the next $500 million
                                                     0.80% over $1 billion
VP Vista                   Class I                   1.00%

                           Class II                  0.90%

On each calendar day, each class of each fund accrues a management fee that is equal to the class's management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Directors, or by a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  by the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended
December 31, 2004, 2003, and 2002, are indicated in the following table.

Because VP Global Growth, VP Growth and VP Vista Class II were not in operation for the fiscal year ended December 31, 2004, no unified management fees were paid.

UNIFIED MANAGEMENT FEES

FUND                             2004             2003             2002

VP BALANCED
   Class I                    $1,925,053       $1,728,333       $1,815,846

VP CAPITAL APPRECIATION
   Class I                    $2,637,972       $2,631,520       $3,264,361

VP INCOME & GROWTH
   Class I                    $5,424,179       $4,747,616       $4,602,069
   Class II                   $146,715         $40,597          $2,179(1)
   Class III                  $19,633          $5,086           $677(2)

VP INTERNATIONAL
   Class I                    $6,409,956       $6,036,153       $7,587,321
   Class II                   $706,351         $348,499         $132,573
   Class III                  $1,101,950       $871,050         $318,707(3)
   Class IV                   $23,385(4)       N/A              N/A

VP LARGE COMPANY VALUE
   Class I                    $86(5)           N/A              N/A
   Class II                   1,449(6)         N/A              N/A

VP MID CAP VALUE
   Class I                    $76(5)           N/A              N/A
   Class II                   $827(6)          N/A              N/A

VP ULTRA
   Class I                    $698,281         $446,810         $327,865
   Class II                   $485,063         $94,905          $6,854(1)
   Class III                  $7,355           $2,448           $697(7)

VP VALUE
   Class I                    $18,969,011      $14,823,079      $14,380,807
   Class II                   $2,603,374       $1,118,123       $418,049
   Class III                  $36,274          $9,293           $881(8)

VP VISTA
   Class I                    $49,317          $15,606          $11,636

(1)  MAY 1, 2002 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2002.

(2)  JUNE 26, 2002 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2002.

(3)  MAY 2, 2002 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2002.

(4)  MAY 3, 2004 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2004.

(5)  DECEMBER 1, 2004 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2004.

(6)  OCTOBER 29, 2004 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2004.

(7)  MAY 13, 2002 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2002.

(8)  MAY 6, 2002 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2002.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2004)

                                                                           OTHER ACCOUNTS
                                  REGISTERED                               (E.G., SEPARATE
                                  INVESTMENT          OTHER POOLED         ACCOUNTS
                                  COMPANIES (E.G.,    INVESTMENT           AND CORPORATE
                                  OTHER AMERICAN      VEHICLES (E.G.,      ACCOUNTS
                                  CENTURY FUNDS       COMMINGLED           INCLUDING
                                  AND AMERICAN        TRUSTS AND 529       INCUBATION
                                  CENTURY -           EDUCATION            STRATEGIES,
                                  SUBADVISED FUNDS)   SAVINGS PLANS)       CORPORATE MONEY)
VP BALANCED

Jeff Tyler   Number of Other            X                    X                   X
             Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

VP CAPITAL APPRECIATION

David Rose   Number of Other            X                    X                   X
             Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

Kurt Stalzer Number of Other            X                    X                   X
             Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

VP GLOBAL GROWTH

Trevor       Number of Other            X                    X                   X
Gurwich      Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

Matthew      Number of Other            X                    X                   X
Hudson       Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

VP GROWTH

Prescott     Number of Other            X                    X                   X
LeGard       Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

Tim Reynolds Number of Other            X                    X                   X
             Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

Gregory      Number of Other            X                    X                   X
Woodhams     Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

VP INCOME & GROWTH

Kurt         Number of Other            X                    X                   X
Borgwardt    Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

John         Number of Other            X                    X                   X
Schniedwind  Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

VP INTERNATIONAL

Keith        Number of Other            X                    X                   X
Creveling    Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

Michael      Number of Other            X                    X                   X
Perelstein   Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

VP LARGE COMPANY VALUE

Brendan      Number of Other            X                    X                   X
Healy        Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

Mark Mallon  Number of Other            X                    X                   X
             Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

Charles      Number of Other            X                    X                   X
Ritter       Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

VP MID CAP VALUE

Phil         Number of Other            X                    X                   X
Davidson     Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

Michael Liss Number of Other            X                    X                   X
             Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

Scott Moore  Number of Other            X                    X                   X
             Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

VP ULTRA

Wade Slome   Number of Other            X                    X                   X
             Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

Jerry        Number of Other            X                    X                   X
Sullivan     Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

Bruce        Number of Other            X                    X                   X
Wimberly     Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

VP VALUE

Phil         Number of Other            X                    X                   X
Davidson     Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

Michael Liss Number of Other            X                    X                   X
             Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

Scott Moore  Number of Other            X                    X                   X
             Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

VP VISTA

Glenn Fogle  Number of Other            X                    X                   X
             Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

David        Number of Other            X                    X                   X
Holland      Accounts Managed

             Assets in Other            X                    X                   X
             Accounts Managed

POTENTIAL CONFLICTS OF INTEREST

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios.
Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American
Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios PRO RATA based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

COMPENSATION

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

The starting point for each fund's custom peer group and its market benchmark for compensation purposes are shown in the following table.

---------------------------- ------------------------- ---------------------
FUND                         PEER GROUP                BENCHMARK
---------------------------- ------------------------- ---------------------
VP Balanced                  [TO BE PROVIDED]          [TO BE PROVIDED]
---------------------------- ------------------------- ---------------------
VP Capital Appreciation      [TO BE PROVIDED]          [TO BE PROVIDED]
---------------------------- ------------------------- ---------------------
VP Global Growth             [TO BE PROVIDED]          [TO BE PROVIDED]
---------------------------- ------------------------- ---------------------
VP Growth                    [TO BE PROVIDED]          [TO BE PROVIDED]
---------------------------- ------------------------- ---------------------
VP Income & Growth           [TO BE PROVIDED]          [TO BE PROVIDED]
---------------------------- ------------------------- ---------------------
VP International             [TO BE PROVIDED]          [TO BE PROVIDED]
---------------------------- ------------------------- ---------------------
VP Large Company Value       [TO BE PROVIDED]          [TO BE PROVIDED]
---------------------------- ------------------------- ---------------------
VP Mid Cap Value             [TO BE PROVIDED]          [TO BE PROVIDED]
---------------------------- ------------------------- ---------------------
VP Ultra                     [TO BE PROVIDED]          [TO BE PROVIDED]
---------------------------- ------------------------- ---------------------
VP Value                     [TO BE PROVIDED]          [TO BE PROVIDED]
---------------------------- ------------------------- ---------------------
VP Vista                     [TO BE PROVIDED]          [TO BE PROVIDED]
---------------------------- ------------------------- ---------------------

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric.

A second factor in the bonus calculation relates to the performance of all
American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century
Companies, Inc. ("ACC"), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the
American Century mutual funds in which the portfolio manager chooses to invest them.

OWNERSHIP OF SECURITIES

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of December 31, 2004, the fund's most recent fiscal year end. American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee.

OWNERSHIP OF SECURITIES         AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND

VP BALANCED
    Jeff Tyler                             x

VP CAPITAL APPRECIATION
    David Rose                             x
    Kurt Stalzer                           x

VP GLOBAL GROWTH
    Trevor Gurwich                         x
    Matthew Hudson                         x

VP GROWTH
    Prescott LeGard                        x
    Tim Reynolds                           x
    Gregory Woodhams                       x

VP INCOME & GROWTH
    Kurt Borgwardt                         x
    John Schniedwind                       x

VP INTERNATIONAL
    Keith Creveling                        x
    Michael Perelstein                     x

VP LARGE COMPANY VALUE
    Brendan Healy                          x
    Mark Mallon                            x
    Charles Ritter                         x

VP MID CAP VALUE
    Phil Davidson                          x
    Michael Liss                           X
    Scott Moore                            X

VP ULTRA
    Wade Slome                             x
    Jerry Sullivan                         x
    Bruce Wimberly                         x

VP VALUE
    Phil Davidson                          x
    Michael Liss                           x
    Scott Moore                            x

VP VISTA
    Glenn Fogle                            x
    David Hollond                          x

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

SUBADVISOR

The investment management agreements provide that the advisor may delegate certain responsibilities under the agreements to a subadvisor. Currently,
American Century Investment Management, Inc. (ACIM) serves as subadvisor for the cash portion of VP Global Growth and VP International under a subadvisory agreement between American Century Global Investment Management, Inc. (ACGIM)
and ACIM dated January 1, 2005. The subadvisory agreement continues for an initial period of one year and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on
60 days' written notice by ACIM, ACGIM, the Board of Directors, or a majority of the fund's outstanding votes and will terminate automatically in the event of
(i) its assignment or (ii) termination of the investment advisory agreement between the fund and ACGIM.

The subadvisory agreement provides that ACIM will make investment decisions for
VP Global Growth and VP International in accordance with their investment objectives, policies, and restrictions, and whatever additional written guidelines it may receive from ACGIM from time to time. For these services,
ACGIM will pay ACIM a monthly fee at an annual rate of 0.45% of VP Global
Growth's and VP International's average daily net assets.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC, 4500 Main Street, Kansas City, Missouri 64111,
serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays ACS
LLC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT
ADVISOR on page X.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT
ADVISOR on page X. ACIS does not earn commissions for distributing the funds'
shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Suite
400, Kansas City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

ALL FUNDS EXCEPT FIXED-INCOME PORTION OF VP BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers. ACGIM, for the cash portion of the funds it manages, has delegated responsibility for selecting brokers to execute portfolio transactions to ACIM under the terms of the investment subadvisory agreement.

The advisor or the subadvisor, as the case may be, receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor or the subadvisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor or subadvisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor or the subadvisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds. VP Global Growth and VP Growth were not in operation for the fiscal year ended December 31, 2004.

In the years ended December 31, 2004, 2003, and 2002, the brokerage commissions of each fund were:

FUND                             2004             2003               2002

VP Balanced                    $439,893         $504,499           $159,727

VP Capital Appreciation      $1,054,344         $628,204           $648,207

VP Income & Growth           $1,953,717       $2,104,217           $502,165

VP International             $2,361,194       $3,181,005         $4,894,660

VP Large Company Value          $307(1)              N/A                N/A

VP Mid Cap Value                $973(1)              N/A                N/A

VP Ultra                        $58,721          $67,625            $79,662

VP Value                     $5,318,599       $3,116,247         $3,049,023

VP Vista                        $18,797           $8,354             $5,600

(1)  From October 29, 2004 (inception) through December 31, 2004.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

THE FIXED-INCOME PORTION OF VP BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of broker or dealer is a function of the market selection and price negotiation, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities to and from dealers who provide statistical and other information and services, including research, to the funds and to the advisor.
Such information or services will be in addition to and not in lieu of the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices).

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by
Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies. Because VP Global Growth and VP Growth were not in operation as of the fiscal year end, they are not included in the chart below.

                                                                 VALUE OF SECURITIES
                                                                 OWNED AS OF
FUND                          BROKER, DEALER OR PARENT           DECEMBER 31, 2004

VP Balanced                   American Express                       $2,800,461
                              Wachovia Corp.                         $2,729,472
                              Morgan Stanley                         $1,251,738
                              Bear Stearns Commercial Mortgage       $1,186,208
                              LB-UBS Commercial Mortgage               $984,863
                              Goldman Sachs Group, Inc.                $521,639
                              Wachovia Bank                            $229,001
                              American Express Centurion Bank          $203,394
                              Merrill Lynch Mortgage                    $26,490

VP Capital Appreciation       Goldman Sachs Group, Inc.              $2,361,708

VP Income & Growth            Wachovia Corp.                        $10,152,484

VP International              UBS AG                                $11,754,697

VP Large Company Value        Morgan Stanley                            $21,653
                              Merrill Lynch & Company                   $20,920
                              Wachovia Corp.                            $20,514

VP Mid Cap Value              Merrill Lynch & Company                    $7,531

VP Ultra                      Goldman Sachs & Company                $1,287,184
                              American Express Co.                    $987, 433
                              Merrill Lynch & Company, Inc.            $528,008

VP Value                      Morgan Stanley                        $28,165,396
                              Merrill Lynch & Company, Inc.         $27,547,993

VP Vista                      None

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue four classes of shares: Class I, Class II, Class III and Class IV. Not all funds offer all classes.

All four classes are sold exclusively to insurance companies to fund their obligations under variable annuity and variable life insurance contracts purchased by their customers. Each class has a different arrangement for distribution services. Class III and Class IV shares are subject to a 1.00%
redemption fee on shares held 60 days or less. In addition to the management fee, Class II and Class IV shares are subject to a Master Distribution Plan (the
Class II Plan and the Class IV Plan, respectively) described below. The Class II and Class IV Plans have been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' Class II and Class IV shares have approved and entered into the Class II and Class IV Plan, respectively. The
Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected classes. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information with respect to revenues and expenses under the Plans are presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans.
Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected classes. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of outstanding shareholder votes of the affected classes.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

MASTER DISTRIBUTION PLAN (CLASS II PLAN)

As described in the prospectuses, the funds' Class II shares are made available exclusively to insurance companies to fund their obligations under variable annuity and variable life insurance contracts purchased by their customers. The funds' distributor enters into contracts with various insurance companies with respect to the sale of the funds' shares and/or the use of the funds' shares in various insurance products.

The insurance companies provide various distribution services pursuant to the
Class II Plan. To enable the funds' shares to be made available through such insurance products, and to compensate the insurance companies for such services, the funds' advisor has reduced its management fee by 0.10% per annum with respect to the Class II shares, except for VP Income & Growth, which has the same management fee for both classes, and the funds' Board of Directors has adopted the Class II Plan. Pursuant to the Class II Plan, Class II pays the distributor 0.25% annually of the average daily net asset value of the funds'
Class II shares for distribution services, including past distribution services
(as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. The Class II Plan is a compensation type plan and the amount paid does not depend on the actual expense incurred. During the fiscal year ended December 31, 2004, the aggregate amount of fees paid under the Class II Plan was:

     VP Income & Growth              $52,398
     VP International               $151,617
     VP Large Company Value             $453
     VP Mid Cap Value                   $230
     VP Ultra                       $134,740
     VP Value                       $783,240
     VP Vista                             $0

The distributor then makes these payments to the insurance companies who offer
Class II for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Class II shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Class II shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Class II shares;

(c)  compensation to, and expenses (including overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and service activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule
     12b-1 of the Investment Company Act.

MASTER DISTRIBUTION PLAN (CLASS IV PLAN)

As described in the prospectuses, the fund's Class IV shares are made available exclusively to insurance companies to fund their obligations under variable annuity and variable life insurance contracts purchased by their customers. The funds' distributor enters into contracts with various insurance companies with respect to the sale of the funds' shares and/or the use of the funds' shares in various insurance products.

The insurance companies provide various distribution services pursuant to the
Class IV Plan. To enable the fund's shares to be made available through such insurance products, and to compensate the insurance companies for such services, the funds' advisor has reduced its management fee by 0.10% per annum with respect to the Class IV shares, and the funds' Board of Directors has adopted the Class IV Plan. Pursuant to the Class IV Plan, Class IV pays the distributor
0.25% annually of the average daily net asset value of the funds' Class IV shares for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. The Class IV Plan is a compensation type plan and the amount paid does not depend on the actual expense incurred. Class IV shares had not been offered as of December 31, 2003, and therefore no fees have been paid under the plan.

The distributor then makes these payments to the insurance companies who offer
Class IV for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Class IV shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Class IV shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Class IV shares;

(c)  compensation to, and expenses (including overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and service activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule
     12b-1 of the Investment Company Act.

DEALER CONCESSIONS

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the fund.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official close price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, a separate account redeems fund shares worth more than $250,000 (or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide your insurance company with an unconditional instruction to redeem early enough that it can provide notice to the fund's transfer agent at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

TAXES

FEDERAL INCOME TAXES

Each fund is held as an investment through a variable annuity contract. Please consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable annuity contract.

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and its net asset value.

Each fund may utilize the consent dividend provisions of Internal Revenue Code section 565 to make distributions. Provided that all shareholders agree in a consent filed with the return of each fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into each fund.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of December 31, 2004, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

FUND                                CAPITAL LOSS CARRYOVER

VP Balanced                         $17,583,089 (expiring 2009 through 2010)

VP Capital Appreciation             $143,145,079 (expiring 2009 through 2010)

VP Income & Growth                  $158,896,405 (expiring 2006 through 2011)

VP International                    $284,591,296 (expiring 2009 through 2011)

VP Ultra                            $9,524,886 (expiring 2009 through 2011)

VP Vista                            $87,254 (expiring 2010)

FINANCIAL STATEMENTS

The financial statements have been audited by Deloitte & Touche LLP. Their
Report of Independent Registered Public Accounting Firm and the financial statements included in the funds' Annual Reports for the fiscal year ended
December 31, 2004, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectuses, some of the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectuses. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S

AAA      This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.

AA       Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.

A        Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB      Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.

BB       Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B        Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.

CCC      Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC       Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C        The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.

D        Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC.

Aaa      This is the highest rating assigned by Moody's to a debt obligation.
         It indicates an extremely strong capacity to pay interest and repay principal.

Aa       Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.

A        Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt.
         Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Baa      Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.

Ba       Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B        Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.

Caa      Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating. Ca Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.

C        This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.

FITCH, INC.

AAA         Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA          Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.

A           Debt rated in this category has a low expectation of credit risk.
            Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.

BBB         Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this
            capacity. This is the lowest investment grade category.

FITCH, INC.

BB          Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B           Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  Debt rated in these categories has a real possibility for default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
            developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
            reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
            DDD obligations have the highest potential for recovery, around
            90%- 100% of outstanding amounts and accrued interest. DD
            indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

            Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS

S&P      MOODY'S        DESCRIPTION

A-1      Prime-1        This indicates that the degree of safety regarding
         (P-1)          timely payment is strong. Standard & Poor's rates those
                        issues determined to possess extremely strong safety
                        characteristics as A-1+.

A-2      Prime-2        Capacity for timely payment on commercial paper is
         (P-2)          satisfactory, but the relative degree of safety is not
                        as high as for issues designated A-1. Earnings trends
                        and coverage ratios, while sound, will be more subject
                        to variation. Capitalization degree of characteristics,
                        while still appropriated, may be more affected by degree
                        of external conditions. Ample alternate degree of
                        liquidity is maintained.

A-3      Prime-3        Satisfactory capacity for timely repayment. Issues that
         (P-3)          carry this rating are somewhat more vulnerable to the
                        adverse changes in circumstances than obligations
                        carring the higher designations.
NOTE RATINGS

S&P      MOODY'S           DESCRIPTION

SP-1     MIG-1; VMIG-1     Notes are of the highest quality enjoying strong
                           protection from established cash flows of funds for
                           their servicing or from established and broad-based
                           access to the market for refinancing, or both.

SP-2     MIG-2; VMIG-2     Notes are of high quality with margins of protection
                           ample, although not so large as in the preceding
                           group.

SP-3     MIG-3; VMIG-3     Notes are of favorable quality with all security
                           elements accounted for, but lacking the undeniable
                           strength of the preceding grades. Market access for
                           refinancing, in particular, is likely to be less
                           well-established.

SP-4     MIG-4; VMIG-4     Notes are of adequate quality, carrying specific risk
                           but having protection and not distinctly or
                           predominantly speculative.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan

o    a bank

o    a broker-dealer

o    an insurance company

o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information

IN PERSON            SEC Public Reference Room
                     Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNEt      o EDGAR database at sec.gov
                     o By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section
                     Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786

INVESTMENT PROFESSIONAL
SERVICE REPRESENTATIVE
1-800-378-9878 or 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-4360

SH-SAI-42214   0505

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

PART C    OTHER INFORMATION

Item 23.   Exhibits.

     (a)  (1) Articles of Incorporation  of TCI Portfolios,  Inc., dated June 3,
1987 (filed electronically as Exhibit 1.1 to Post-Effective  Amendment No. 17 to
the  Registration  Statement of the  Registrant  on January 16,  1996,  File No.
33-14567, and incorporated herein by reference).

          (2) Articles of Amendment of TCI Portfolios, Inc., dated July 22, 1988
(filed  electronically as Exhibit 1.2 to Post-Effective  Amendment No. 17 to the
Registration Statement of the Registrant on January 16, 1996, File No. 33-14567,
and incorporated herein by reference).

          (3) Articles of Amendment of TCI  Portfolios,  Inc.,  dated August 10,
1993 (filed electronically as Exhibit 1.3 to Post-Effective  Amendment No. 17 to
the  Registration  Statement of the  Registrant  on January 16,  1996,  File No.
33-14567, and incorporated herein by reference).

          (4) Articles Supplementary of TCI Portfolios, Inc., dated November 30,
1992 (filed electronically as Exhibit 1.4 to Post-Effective  Amendment No. 18 to
the  Registration  Statement  of the  Registrant  on March  20,  1996,  File No.
33-14567, and incorporated herein by reference).

          (5) Articles  Supplementary  of TCI Portfolios,  Inc., dated April 24,
1995 (filed electronically as Exhibit 1.5 to Post-Effective  Amendment No. 18 to
the  Registration  Statement  of the  Registrant  on March  20,  1996,  File No.
33-14567, and incorporated herein by reference).

          (6) Articles  Supplementary  of TCI Portfolios,  Inc., dated March 11,
1996 (filed electronically as Exhibit 1.6 to Post-Effective  Amendment No. 19 to
the  Registration  Statement of the  Registrant on September 27, 1996,  File No.
33-14567, and incorporated herein by reference).

          (7) Articles of Amendment of TCI Portfolios, Inc., dated April 1, 1997
(filed  electronically as Exhibit 1.7 to Post-Effective  Amendment No. 20 to the
Registration  Statement of the Registrant on April 28, 1997, File No.  33-14567,
and incorporated herein by reference).

          (8) Articles  Supplementary of American  Century Variable  Portfolios,
Inc., dated May 1, 1997 (filed  electronically  as Exhibit 1.8 to Post-Effective
Amendment No. 20 to the  Registration  Statement of the  Registrant on April 28,
1997, File No. 33-14567, and incorporated herein by reference).

          (9) Articles  Supplementary of American  Century Variable  Portfolios,
Inc., dated July 28, 1997 (filed electronically as Exhibit 1.9 to Post-Effective
Amendment No. 23 to the  Registration  Statement of the  Registrant on April 27,
1998, File No. 33-14567, and incorporated herein by reference).

          (10) Articles  Supplementary of American Century Variable  Portfolios,
Inc.,  dated  February  16,  1999  (filed   electronically  as  Exhibit  a10  to
Post-Effective  Amendment No. 25 to the Registration Statement of the Registrant
on March 17, 1999, File No. 33-14567, and incorporated herein by reference).

          (11) Articles  Supplementary of American Century Variable  Portfolios,
Inc.,  dated  October  12,  2000  (filed   electronically   as  Exhibit  a11  to
Post-Effective  Amendment No. 29 to the Registration Statement of the Registrant
on December 1, 2000, File No. 33-14567, and incorporated herein by reference).

          (12) Articles  Supplementary of American Century Variable  Portfolios,
Inc., dated May 21, 2001 (filed  electronically as Exhibit a12 to Post-Effective
Amendment  No. 31 to the  Registration  Statement of the  Registrant  on June 1,
2001, File No. 33-14567, and incorporated herein by reference).

          (13) Articles  Supplementary of American Century Variable  Portfolios,
Inc., dated March 6, 2002 (filed electronically as Exhibit a13 to Post-Effective
Amendment No. 35 to the  Registration  Statement of the  Registrant on April 12,
2002, File No. 33-14567, and incorporated herein by reference).

          (14) Articles  Supplementary of American Century Variable  Portfolios,
Inc.,  dated  December  17,  2002  (filed   electronically  as  Exhibit  a14  to
Post-Effective  Amendment No. 36 to the Registration Statement of the Registrant
on January 27, 2003, File No. 33-14567, and incorporated herein by reference).

          (15) Articles  Supplementary of American Century Variable  Portfolios,
Inc.,  dated  January  15,  2004  (filed   electronically   as  Exhibit  a15  to
Post-Effective  Amendment No. 38 to the Registration Statement of the Registrant
on February 11, 2004, File No. 33-14567, and incorporated herein by reference).

          (16) Articles  Supplementary of American Century Variable  Portfolios,
Inc.,  dated  February  24,  2004  (filed   electronically  as  Exhibit  a16  to
Post-Effective  Amendment No. 39 to the Registration Statement of the Registrant
on April 15, 2004, File No. 33-14567, and incorporated herein by reference).

          (17) Articles  Supplementary of American Century Variable  Portfolios,
Inc.,  dated  November  17,  2004  (filed   electronically  as  Exhibit  a17  to
Post-Effective  Amendment No. 41 to the Registration Statement of the Registrant
on November 29, 2004, File No. 33-14567, and incorporated herein by reference).

     (b) Amended and Restated By-Laws of American  Century Variable  Portfolios,
Inc.,  dated  September  21,  2004  (filed   electronically   as  Exhibit  b  to
Post-Effective  Amendment No. 41 to the Registration Statement of the Registrant
on November 29, 2004, File No. 33-14567, and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  Fifth,  Article  Seventh  and Article  Eighth of  Registrant's
Articles of Incorporation,  appearing as Exhibit 1.1 to Post-Effective Amendment
No.  17 on Form  N-1A of the  Registrant,  and  Article  Fifth  of  Registrant's
Articles of Amendment,  appearing as Exhibit 1.3 to Post-Effective Amendment No.
17 on Form N-1A of the Registrant; and Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22,
25, 30, 31, 32, 33, 39, 40 and 51 of Registrant's  Amended and Restated By-Laws,
incorporated herein by reference as Exhibit b hereto.

    (d)   (1) Amended and Restated Management Agreement between American Century
Variable  Portfolios,  Inc. and American Century  Investment  Management,  Inc.,
dated  November 17, 2004 (filed  electronically  as Exhibit d to  Post-Effective
Amendment No. 41 to the Registration Statement of the Registrant on November 29,
2004, File No. 33-14567, and incorporated herein by reference).

          (2)  Assignment  and  Assumption   Agreement  with  American   Century
Investment  Management,  Inc. and American Century Global Investment Management,
Inc., dated January 1, 2005, is included herein.

          (3) Investment  Subadvisory Agreement with American Century Investment
Management, Inc. and American Century Global Investment Management,  Inc., dated
January 1, 2005, is included herein.

     (e) Amended and  Restated  Distribution  Agreement  with  American  Century
Investment  Services,  Inc.,  dated February 24, 2005 (filed  electronically  as
Exhibit e to Post-Effective  Amendment No. 109 to the Registration  Statement of
American Century Mutual Funds, Inc. on February 25, 2005, File No. 2-14213,  and
incorporated herein by reference).

     (f)  Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the  Registration  Statement  of American  Century  Government  Income
Trust,  on  February  7, 1997,  File No.  2-99222,  and  incorporated  herein by reference).

          (3) Amendment to Global  Custody  Agreement  with The Chase  Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation  (formerly  J.E.  Stowers & Company),  dated October 15, 1987 (filed electronically  as  Exhibit  9 to  Post-  Effective  Amendment  No.  19  to  the
Registration  Statement  of the  Registrant  on  September  27,  1996,  File No.
33-14567, and incorporated herein by reference).

          (2) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (3) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (4) Customer  Identification Program Reliance Agreement,  dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc. on September  1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i)  Opinion  and  Consent of  Counsel,  dated  November  29,  2004  (filed
electronically  as  Exhibit  i  to  Post-Effective   Amendment  No.  41  to  the
Registration  Statement  of the  Registrant  on  November  29,  2004,  File  No.
33-14567, and incorporated herein by reference).

     (j)  (1) Consent of Deloitte & Touche LLP,  independent  registered  public accounting firm (to be filed by amendment).

          (2) Power of Attorney,  dated November 16, 2004 (filed  electronically as Exhibit j2 to Post-Effective  Amendment No. 106 to the Registration Statement
of American Century Mutual Funds,  Inc., on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (3)   Secretary's   Certificate,   dated   November  16,  2004  (filed
electronically  as  Exhibit  j3 to  Post-Effective  Amendment  No.  106  to  the
Registration  Statement of American Century Mutual Funds,  Inc., on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Amended and  Restated  Class II Master  Distribution  Plan,  dated
November  17,  2004  (filed  electronically  as  Exhibit  m1  to  Post-Effective
Amendment No. 41 to the Registration Statement of the Registrant on November 29,
2004, File No. 33-14567, and incorporated herein by reference).

          (2) Class IV Master  Distribution Plan, dated as of May 3, 2004 (filed electronically  as  Exhibit  m4  to  Post-Effective  Amendment  No.  39  to  the
Registration  Statement of the Registrant on April 15, 2004, File No.  33-14567,
and incorporated herein by reference).

     (n) Amended and  Restated  Multiple  Class Plan,  dated  November  17, 2004
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 41 to the
Registration  Statement  of the  Registrant  on  November  29,  2004,  File  No.
33-14567, and incorporated herein by reference).

     (o)   Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p to Pre-Effective  Amendment No. 1 to the Registration  Statement of
American Century Asset Allocation Portfolios, Inc., on August 30, 2004, File No.
333-116351, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended March 4, 2000 (filed electronically  as  Exhibit  p2 to  Post-Effective  Amendment  No.  106  to  the
Registration  Statement of American Century Mutual Funds,  Inc., on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

Item 24.   Persons Controlled by or Under Common Control with Fund

     (a) The persons who serve as the directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

     (b) The  following  table  identifies  companies  that may be deemed  under common control  because,  according to American  Century's  record,  a person or company owns of record more than 25% of the  outstanding  voting  securities  of each.

                                                     Percentage of Voting
                                                     Securities Owned by
Controlling Persons           Companies Under        Controlling Person
(Place of Organization)       Common Control         (as of December 31, 2004)
-----------------------       --------------         -------------------------

Nationwide (Ohio)         American Century
                            Variable Portfolios, Inc.            39%

                          American Century
                             Variable Portfolios II, Inc.        61%

Item 25.  Indemnification.

     The  Registrant  is a Maryland  corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article  XIII  of  the  Registrant's  Amended  Articles  of  Incorporation,
requires the  indemnification of the Registrant's  directors and officers to the extent permitted by Section 2-418 of the Maryland  General  Corporation Law, the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26.   Business and Other Connections of the Investment Advisor

           None.

Item 27.   Principal Underwriters

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The  following is a list of the  directors  and  executive  officers of
ACIS:

Name and Principal       Positions and Offices          Positions  and Offices
Business Address*          with Underwriter                with Registrant
--------------------------------------------------------------------------------
James E. Stowers, Jr.    Chairman and Director             Director and
                                                           Co-Vice Chairman

James E. Stowers III     Co-Chairman and Director          Director and
                                                           Co-Vice Chairman

William M. Lyons         President, Chief Executive        President
                         Officer and Director

Robert T. Jackson        Executive Vice President,         Executive Vice
                         Chief Financial Officer           President
                         and Chief Accounting Officer

Donna Byers              Senior Vice President             none

Brian Jeter              Senior Vice President             none

Mark Killen              Senior Vice President             none

David Larrabee           Senior Vice President             none

Barry Mayhew             Senior Vice President             none

David C. Tucker          Senior Vice President             Senior Vice
                         and General Counsel               President and
                                                           General Counsel

Clifford Brandt          Chief Compliance Officer          none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

Item 28.   Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services, LLC, American Century
Investment Management, Inc. and American Century Global Investment Management,
Inc., all located at 4500 Main Street, Kansas City, Missouri 64111.

Item 29.   Management Services - Not applicable.

Item 30.   Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment
Company Act of 1940, the Registrant has duly caused this Registration Statement amendment to be signed on its behalf by the undersigned, duly authorized, in the
City of Kansas City, State of Missouri on the 25th day of February, 2005.

                            AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                            (Registrant)

                            By: /*/ William M. Lyons
                                -----------------------------------------
                                William M. Lyons
                                President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                        Title                        Date

*William M. Lyons            President and              February 25, 2005
-------------------------    Principal Executive
William M. Lyons             Officer

*Maryanne Roepke             Senior Vice President,     February 25, 2005
-------------------------    Treasurer and Chief
Maryanne Roepke              Accounting Officer

*James E. Stowers, Jr.       Co-Vice Chairman           February 25, 2005
-------------------------    of the Board and
James E. Stowers, Jr.        Director

*James E. Stowers III        Co-Vice Chairman           February 25, 2005
-------------------------    of the Board and
James E. Stowers III         Director

*Thomas A. Brown             Director                   February 25, 2005
-------------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.       Director                   February 25, 2005
-------------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock            Director                   February 25, 2005
-------------------------
D. D. (Del) Hock

*Donald H. Pratt             Chairman of the            February 25, 2005
-------------------------    Board and Director
Donald H. Pratt

*Gale E. Sayers              Director                   February 25, 2005
-------------------------
Gale E. Sayers

*M. Jeannine Strandjord      Director                   February 25, 2005
-------------------------
M. Jeannine Strandjord

*Timothy S. Webster          Director                   February 25, 2005
-------------------------
Timothy S. Webster

*By /s/ Brian L. Brogan
    -------------------------------------
    Brian L. Brogan
    Attorney-in-Fact (pursuant to Power
    of Attorney dated November 16, 2004)